As filed with the Securities and Exchange Commission on July 20, 2021
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	779	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	781	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Jay S. Fitton
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on July 21, 2021 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 779 to the Registration Statement of Trust for Professional Managers (the “Trust”) is being filed for the purpose of responding to Staff comments with respect to adding a new series to the Trust, Rockefeller Climate Solutions Fund, and to make other permissible changes under Rule 485(b).

Prospectus
July 21, 2021

Rockefeller Climate Solutions Fund
Institutional Class Shares (Symbol: RKCIX)
Class A Shares (Symbol: RKCAX)

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Rockefeller Climate Solutions Fund
A series of Trust for Professional Managers (the “Trust”)

Summary Section

Investment Objective
The Rockefeller Climate Solutions Fund (the “Fund”) seeks long-term growth of capital principally through equity investments in public companies across the market capitalization spectrum offering climate change mitigation or adaptation products and services.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $2,500 in the Fund’s Class A shares. Certain financial intermediaries may also offer variations in Fund sales charges to their customers. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 19 of this Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charges on Class A Shares” beginning on page 29 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed within 12 months of purchase)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.20%	0.20%
Total Annual Fund Operating Expenses(1)	1.05%	1.30%
Less: Fee Waiver and/or Expense Reimbursement	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.99%	1.24%
(1)Because the Fund is a new mutual fund, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)Pursuant to an operating expense limitation agreement between Rockefeller & Co. LLC (the “Adviser”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively “Excluded Expenses”) do not exceed 0.99% of the Fund’s average daily net assets, through at least July 20, 2023 and subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 0.99%. The operating expense limitation agreement may be terminated at any time only by, or with the consent of the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

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Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through July 20, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years
Institutional Class	$101	$322
Class A	$620	$880
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized as a mutual fund, portfolio turnover information is not yet available.
Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of public companies offering climate change mitigation or adaptation products and services. The Adviser typically considers a company to be focused on climate mitigation or adaptation solutions where it generates revenue (as further detailed below) by delivering products or services related to water infrastructure and technologies, waste management and technologies, energy efficiency, food, agriculture and forestry, renewable and alternative energy, healthcare, pollution control, and/or climate support systems (the “Climate Solution Activities”). The Fund may invest in companies operating in any industry or sector. However, due to its focus on Climate Solutions Activities, the Fund is expected to have more meaningful exposure to companies operating in the Industrials sector, and to a lesser extent, to companies operating in the Consumer Discretionary, Communication Services, traditional Energy, and Financials sectors.
Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary receipts, and interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) which engage in Climate Solutions Activities. The Fund may also invest in other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, and these investments will count for the purpose of meeting the requirement that 80% of the Fund’s net assets be invested in equity securities of public companies offering climate change mitigation or adaptation products and services. The Fund may invest in equity securities of U.S. and foreign companies (including issuers domiciled in emerging markets or less developed countries) with market capitalizations of any size. The Fund’s investments in common stocks of foreign companies may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund invests a portion of its assets in securities that are traded in currencies other than U.S. dollars, so the Fund may buy and sell foreign currencies to facilitate transactions in portfolio securities. The Fund does not currently expect to hedge against currency risks, although the Fund retains the discretion to engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.

Ideas for potential investments are sourced by the Adviser utilizing internal and external research, including from relationships with climate focused organizations and industry collaborations such as non-governmental organizations (NGOs) and other non-profit organizations. The Adviser employs a bottom-
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up, fundamental investment approach to build an actively managed portfolio of public companies engaging in Climate Solutions Activities across key environmental themes such as water infrastructure & technology, waste management & technologies, renewable energy, energy efficiency, pollution control, climate support services, healthcare mitigation, and food & agriculture. Companies considered for the Fund’s portfolio will derive material revenue (50% or greater) from Climate Solution Activities or which have a lower level of revenue exposure (generally at least 20%) with the potential to grow the revenue associated with Climate Solution Activities.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•Recent Market Events. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) global pandemic which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.
•Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
•New Fund Risk. The Fund is a newly registered mutual fund with no operating history as a mutual fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interests of shareholders. As a result, the timing of any liquidation may not be favorable to certain individual shareholders.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•Large Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Small- and Medium-Capitalization Companies Risk. Investing in securities of small- and medium-capitalization companies may involve greater volatility than investing in larger and more established companies because small- and medium-capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.
•Climate Solutions Risk. The Fund will focus its investment activities on companies offering climate change mitigation or adaptation products and services. There is no guarantee that these themes will generate profitable investment opportunities for the Fund, or that the Adviser will be successful in identifying profitable investment opportunities within these investment themes. The Fund’s focus on
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environmental criteria will limit the number of investment opportunities available to the Fund as compared to other mutual funds with broader investment objectives, and as a result, the Fund may underperform funds that are not subject to similar investment considerations. Portfolio companies may be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants. In addition, companies may share common characteristics and be subject to similar business risks and regulatory burdens. A downturn in the demand for climate change mitigation and adaptation products and services is likely to have a significant negative impact on the value of the Fund’s investments. As a result of these and other factors, the Fund’s portfolio investments are expected to be volatile, which may result in significant investment losses to the Fund.
•Sector Risk. Due to the Fund’s focus on climate change mitigation or adaptation products and services, the Fund’s portfolio, as compared to broader benchmarks, is expected to typically have more meaningful exposure to companies operating in the Industrials sectors and to have reduced exposure to the Communication Services, traditional Energy, Financials and Real Estate sectors. The Industrial sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Companies in the Industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the Industrial sector may be adversely affected by environmental damages, product liability claims and exchange rates. The success of these companies is affected by supply and demand both for their specific product or service and for Industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. In addition, the Industrial sector may also be adversely affected by changes or trends in commodity prices, which may be unpredictable. As a result, the Fund’s investment returns may underperform the market in periods where the Industrial sectors underperform other sectors. Potential negative market or economic developments affecting one or more of the sectors in which the Fund’s investments are concentrated could have a greater impact on the Fund than on a fund with fewer holdings in the impacted sectors.
•Foreign Securities Risk. Investments in foreign securities involve certain risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies, as well as risks related to the lack of public information with respect to such foreign issuers and the absence of uniform accounting, auditing and financial reporting standards. Foreign securities markets are often less liquid than U.S. securities markets, which may make the disposition of foreign securities more difficult. These risks may be magnified in emerging market countries.
•Emerging Market Risk. Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
•Currency Risk. The Fund may invest in securities denominated in U.S. dollars or foreign currencies (including those of issuers located in emerging markets).
•Hedging Risk. The Fund does not currently expect to hedge against declines in the values of its portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates, and other events, although it may do so in the discretion of the Adviser. Hedging transactions may limit the opportunity for gain if the value of the hedged portfolio positions should increase. Additionally, a lack of hedging by the Fund may cause the value of its portfolio positions to decline.
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•Master Limited Partnership Risk. The Fund may invest in Master Limited Partnerships (“MLPs”) that have exposure to renewable energy activities. Companies involved with renewable energy can be affected significantly by factors such as supply and demand for energy, availability and cost of traditional energy sources, consumer preferences, and government regulations, including subsidies. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also generally entail many of the general tax risks of investing in a partnership. There is always a risk that an MLP will fail to qualify for favorable tax treatment. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.
•Real Estate Investment Risk. The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by the Fund may be determined to an extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, the investment strategies of the Fund could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors or in a more broad-based portfolio generally. The risks related to investments in realty companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.
•REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
•Other Investment Company and Exchange-Traded Fund Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning another investment company generally reflects the risks of owning the underlying investments the other investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment company shares ETFs may trade at a discount or premium to net asset value (“NAV”). There can be no assurance that an active trading market for an ETF’s shares will exist. There are greater risks involved in investing in securities with limited market liquidity.
•American Depositary Receipts (“ADRs”) Risk. The Fund may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by the depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Depositary receipts involve many of the same risks of investing directly in foreign securities.
•Global Depositary Receipts (“GDRs”) Risk. To the extent the Fund may invest in foreign securities, the Fund may invest in GDRs. GDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.
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•Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
•Competition Risk. The task of identifying attractive investments is difficult and involves many uncertainties. Because of competition from other investment groups and many other factors, there can be no assurance that the Fund will be able fully to invest its capital on attractive terms, and there can be no assurance that the Fund will achieve results comparable to that of other investment vehicles having similar investment objectives.
•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The Fund is a newly registered mutual fund and does not have a full calendar year of performance as a mutual fund. Prior performance shown below represents the historical performance of the Founder’s interests of the Rockefeller Climate Solutions Fund, L.P. (formerly the Rockefeller Ocean Fund, L.P.) (the “Predecessor Fund”), a Delaware limited partnership that commenced operations on June 1, 2012. The Predecessor Fund offered Class A interests and Founder’s interests. The Predecessor Fund was reorganized into the Fund by transferring all of the Predecessor Fund’s assets to the Fund in exchange solely for Institutional Class shares of the Fund on July 22, 2021, the date that the Fund commenced operations (the “Reorganization”). Following the Reorganization, the Predecessor Fund was liquidated and dissolved. The Fund’s investment objective, strategies, policies, guidelines and restrictions are, in all material respects, the same as those of the Predecessor Fund. The Adviser was the investment adviser to the Predecessor Fund for the entire performance period shown below and the Adviser will continue to serve as investment adviser to the Fund. At the time of the Reorganization, the Predecessor Fund’s investment portfolio was managed by the same portfolio managers and team of investment professionals who manage the Fund’s investment portfolio. Prior to the Reorganization, the Fund was an unregistered trust that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to the Reorganization.
From its inception through the date of the Reorganization, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance. After the Reorganization, the Fund’s performance will be calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor Fund. Please refer to the Financial Statements in the SAI to review additional information about the Predecessor Fund.
The information below provides some indications of the risks of investing in the Fund. The bar chart shows how the performance for the Predecessor Fund varied from year to year. The Predecessor Fund’s past performance shown below is not necessarily an indication of how the Fund will perform in the future. Institutional Class shares of the Fund would have similar annual returns to Class A shares and the Predecessor Fund because they are invested in the same portfolio of securities; however, the returns for Institutional Class shares would be lower than those of the Class A shares and the Predecessor Fund because Institutional Class shares have different expenses than the Class A shares and the Predecessor Fund. Class A shares would have materially equivalent annual returns to the Institutional Class shares of the Fund because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class A shares are subject to a maximum sales load. The Predecessor Fund’s past performance shown below is not necessarily an indication of how the Fund will perform in the future.
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When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1-855-369-6209.

Institutional Class Shares(1)
Calendar Year Returns as of December 31
(1)    The returns shown in the bar chart reflect the performance of Founder’s class interests of the Predecessor Fund. Class A shares would have materially equivalent annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class A shares are subject to a maximum sales load. The performance of the Predecessor Fund has not been restated to reflect the estimated fees and fee waivers or expense limitations applicable to each class of shares of the Fund. Had the performance of the Predecessor Fund been restated, the performance would have been lower. The bar chart does not reflect sales charges and returns would have been lower had sales charges been reflected. The performance of the Predecessor Fund is for Founders interests which was the only class issued at the inception of the Predecessor Fund. Founders interests and Class A interests of the Predecessor Fund were identical except for inception date and the investment management fee rate charged to each class. The investment management fee rate charged to Founder’s interests and Class A interests was 0.75% and 1.00%, respectively. Because Class A interests of the Predecessor Fund were subject to a higher investment management fee rate, its performance was lower than Founder’s interests.

During the period shown in the bar chart, the best performance for a quarter was 22.47% (for the quarter ended December 31, 2020). The worst performance was -17.97% (for the quarter ended March 31, 2020).
Average Annual Total Returns
(for the Periods Ended December 31, 2020)

	One Year	Five Year	Since Inception (6/1/12)

Institutional Class Shares
Return Before Taxes	35.05%	16.72%	13.35%
Return After Taxes on Distributions	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A	N/A
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes)	16.25%	12.26%	11.61%
The returns shown in the table reflect the performance of Founder’s class interests of the Predecessor Fund. Returns are shown for Institutional Class shares only and will vary for Class A shares.
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Management

Investment Adviser
Rockefeller & Co. LLC is the Fund’s investment adviser.
Portfolio Managers
Casey C. Clark, CFA®, Managing Director, Global Head of Environmental, Social and Governance (ESG) Investments & Portfolio Manager of the Adviser, has served as co-portfolio manager of the Fund since it commenced operations in July, 2021. Rolando F. Morillo, a Portfolio Manager and Senior Vice President of the Adviser, has served as co-portfolio manager of the Fund since it commenced operations in July, 2021.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares via written request by mail (Rockefeller Climate Solutions Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transaction, or by contacting the Fund by telephone at 1-855-369-6209, on any day the New York Stock Exchange (“NYSE”) is open for trading. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. Minimum initial and subsequent investment amounts are shown below.

Share Purchase Amounts	Institutional Class	Class A
Minimum Initial Investment	$1,000,000	$2,500
Minimum Subsequent Investment	$10,000	$1,000
Tax Information
Distributions made by the Fund will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). You may be taxed later upon withdrawal of monies from such tax-deferred arrangements or other tax-advantaged arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Strategies, Risks and Disclosure of Portfolio Holdings
Investment Objective. The Fund seeks long-term growth of capital principally through equity investments in public companies across the market capitalization spectrum offering on climate change mitigation or adaptation products and services.
Changes in Investment Objective. The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders. The Fund may not make any change to its investment policy of investing at least 80% of net assets in equity securities of public companies offering climate change mitigation or adaption products and services, as suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.
Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of public companies offering climate change mitigation or adaptation products and services. The Adviser typically considers a company to be focused on climate mitigation or adaptation solutions where it generates revenue (as further detailed below) by delivering products or services related to water infrastructure and technologies, waste management and technologies, energy efficiency, food, agriculture and forestry, renewable and alternative energy, healthcare, pollution control, and/or climate support systems (the “Climate Solution Activities”). The Fund may invest in companies operating in any industry or sector. However, due to its focus on Climate Solutions Activities, the Fund is expected to have more meaningful exposure to companies operating in the Industrials sector, and to a lesser extent, to companies operating in the Consumer Discretionary, Communication Services, traditional Energy, and Financials sectors.
Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary receipts, and interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) which engage in Climate Solutions Activities. The Fund may also invest in other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, and these investments will count for the purpose of meeting the requirement that 80% of the Fund’s net assets be invested in equity securities of public companies offering climate change mitigation or adaptation products and services. The Fund may invest in equity securities of U.S. and foreign companies (including issuers domiciled in emerging markets or less developed countries) with market capitalizations of any size. The Fund’s investments in common stocks of foreign companies may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund invests a portion of its assets in securities that are traded in currencies other than U.S. dollars, so the Fund may buy and sell foreign currencies to facilitate transactions in portfolio securities. The Fund does not currently expect to hedge against currency risks, although the Fund retains the discretion to engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.

Ideas for potential investments are sourced by the Adviser utilizing internal and external research, including from relationships with climate focused organizations and industry collaborations such as non-governmental organizations (NGOs) and other non-profit organizations. The Adviser employs a bottom-up, fundamental investment approach to build an actively managed portfolio of public companies engaging in Climate Solutions Activities across key environmental themes such as water infrastructure & technology, waste management & technologies, renewable energy, energy efficiency, pollution control, climate support services, healthcare mitigation, and food & agriculture. Companies considered for the Fund’s portfolio will derive material revenue (50% or greater) from Climate Solution Activities or which have a lower level of revenue exposure (generally at least 20%) with the potential to grow the revenue associated with Climate Solution Activities.

Companies that meet the Adviser’s climate solutions revenue criteria are considered for inclusion in the portfolio on a case-by-case basis. The Adviser’s analysis typically begins with an understanding of climate solutions companies with identifiable long-term growth catalysts and will advance to its research phase
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where its analysts conduct fundamental bottom-up analysis. This analysis takes into consideration multiple factors, which may include but are not limited to, (1) the company’s positioning relative to growth catalysts such as public policy and regulatory change, shifting consumer behavior and technological innovation; (2) a company’s competitive advantages such as technology, intellectual property, operational efficiencies and distribution capabilities; (3) a company’s valuation profile and financial characteristics (for example, enterprise value (which looks at the company’s total value) to earnings before interest, taxes, depreciation, and amortization or “EBITDA” (used as an indicator of the overall profitability of a business), price to earnings ratio, price to cash-flow ratio and price to sales ratio), (4) a company’s management team quality, (5) an assessment of whether a company’s product or service can contribute to a climate mitigation or adaptation solution, and (6) a company’s potential long-term viability over varying economic cycles. If the Adviser determines that a portfolio company no longer meets its climate solutions criteria (such as the development of controversial behavior, an acquisition, a change of business mix or due to new information), the Adviser may seek to remediate through engagement with the portfolio company and/or divest from the company. As a result, there may be occasions where the exposure to undesirable investments or restricted activities (in respect of the climate solutions criteria) may take a period of time to be eliminated.

The Fund may invest a portion of its assets in units or shares of other investment companies. Investments in other investment companies will be utilized primarily for efficient portfolio management purposes but may also be utilized for investment purposes. The other investment companies in which the Fund may invest could have exposure to companies that do not meet the financial or environmental criteria applied when evaluating companies for direct investment by the Fund. To the extent the Fund invests in any other investment companies, the Fund shall be responsible for the expenses (including management fees payable to the third party manager) of such other investment companies.

For temporary defensive purposes, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Taking a temporary defensive position may result in the Fund not achieving its investment objective. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, as applicable, regardless of the order in which it appears. The principal risks of investing in the Fund are:
ADR Risk. The Fund may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by the depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities.

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Climate Solutions Risk. The Fund will focus its investment activities on companies offering climate change mitigation or adaptation products and services. There is no guarantee that these investment themes will generate profitable investment opportunities for the Fund, or that the Adviser will be successful in identifying profitable investment opportunities within these investment themes. The Fund’s focus on environmental criteria will limit the number of investment opportunities available to the Fund as compared to other mutual funds with broader investment objectives, and as a result, the Fund may underperform funds that are not subject to similar investment considerations. Portfolio companies may be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants. In addition, companies may share common characteristics and be subject to similar business risks and regulatory burdens. A downturn in the demand for climate change mitigation and adaptation products and services is likely to have a significant negative impact on the value of the Fund’s investments. As a result of these and other factors, the Fund’s portfolio investments are expected to be volatile, which may result in significant investment losses to the Fund.

Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Competition Risk. The task of identifying attractive investments is difficult and involves many uncertainties. Because of competition from other investment groups and many other factors, there can be no assurance that the Fund will be able fully to invest its capital on attractive terms, and there can be no assurance that the Fund will achieve results comparable to that of other investment vehicles having similar investment objectives.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies. Such practices may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss. Currency risks may be greater in emerging market and frontier market countries than in developed market countries. Certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate their NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage,
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reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.
Emerging Markets Risk. Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Equity Market Risk. The Fund will be exposed to equity market risk through direct investments in equity securities and investments in equity-linked derivative instruments. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. Common stock, or common stock equivalents, of any given issuer, are generally exposed to greater risk than preferred stocks and debt obligations of the issuer because common stock, or equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stock, bonds and other creditors of such issuers. Preferred stocks are subject to the risk that the dividend on the stock may be changed or discontinued by the issuer, and that participation in the growth of an issuer may be limited.
Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments of foreign issuers and investments in depository receipts (such as ADRs and GDRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting, auditing and financial reporting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. With any investment in foreign securities, there exists certain political, social and economic risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

For example, the United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Although the UK and EU agreed to a provisional trade deal in December 2020 that was later ratified by the EU Parliament and entered into force on May 1, 2021, certain post-EU arrangements, such as those relating to the offering of cross-border financial services and sharing of cross-border data, have yet to be reached and the EU’s willingness to grant equivalency to the UK remains uncertain. There is significant market uncertainty regarding Brexit’s
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ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company. As a result of this volatility, many of the following risks associated with an investment in the Fund may be increased. Continuing market problems may have adverse effects on the Fund. Political and diplomatic events within the U.S. may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. Additionally, geopolitical conflicts continue to be ongoing risks to future growth. Markets may react strongly to changes in these policies, which could increase volatility.
Global Depositary Receipts (“GDRs”) Risk. To the extent the Fund may invest in foreign securities, the Fund may invest in GDRs. GDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Hedging Risk. The Fund does not currently expect to hedge against declines in the values of its portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates, and other events, although it may do so in the discretion of the Adviser. Hedging against a decline in the value of portfolio positions does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but it establishes other positions designed to gain from those same developments, thus offsetting the decline in the portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for the Fund to hedge against a change or event at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such change. Additionally, a lack of hedging by the Fund may cause the value of its portfolio positions to decline. In addition, it may not be possible to hedge against certain changes or events at all.

Large Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Management Risk. The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.
Master Limited Partnerships. The Fund may invest in master limited partnerships (“MLPs”) that have exposure to renewable energy activities. Companies involved with renewable energy can be affected significantly by factors such as supply and demand for energy, availability and cost of traditional energy
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sources, consumer preference, and government regulations, including subsidies. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. Publicly traded partnerships could be treated as corporations to the extent they do not satisfy the gross income test. To satisfy the gross income test and thus qualify to be treated as a partnership for federal income tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. An MLP that is treated as a partnership for federal income tax purposes is not liable for federal income tax at the entity level. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Fund’s shares.

New Fund Risk. The Fund is a newly registered mutual fund and does not have operating history as a mutual fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interests of shareholders. As a result, the timing of any liquidation may not be favorable to certain individual shareholders.
Other Investment Company and Exchange-Traded Fund Risk. The Fund may from time to time rely on Section 12(d)(1)(F) of the 1940 Act with respect to its investments in other investment companies, including ETFs. Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a
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principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.
The Fund may also rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning another investment company generally reflects the risks of owning the underlying investments the other investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment company shares. ETFs may trade at a discount or premium to NAV. There can be no assurance that an active trading market for an ETF’s shares will exist. There are greater risks involved in investing in securities with limited market liquidity.

Preferred Stock Risk. The Fund may invest in preferred stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.
Real Estate Risk. Investments in real estate-related companies are subject to numerous risks, including, but not limited to, adverse changes in general economic and local market conditions; adverse developments in employment or local economic performance; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations or interest rates, and lack of available financing. Real estate-related companies in which the Fund invests may improve or operate real properties as well as buying and selling them, and accordingly those investments are also subject to risks associated with improving and operating property, such as the inability to maintain rental rates and occupancy levels in highly competitive markets, unavailability or increases in the cost of insurance, unexpected increases in the costs of refurbishment and improvements, unfavorable rent control laws and costs of complying with environmental regulations.
REIT Risk. The Fund may invest indirectly in real estate by investing in REITs. These investments are subject to numerous risks, including, but not limited to, adverse changes in general economic and local market conditions, adverse developments in employment or local economic performance, changes in supply or demand for similar or competing properties, unfavorable changes in applicable taxes, governmental regulations or interest rates, and lack of available financing. The REITs in which the Fund invests may improve or operate real properties as well as buying and selling them, and accordingly those investments are also subject to risks associated with improving and operating property, such as the inability to maintain rental rates and occupancy levels in highly competitive markets, unavailability or increases in the cost of insurance, unexpected increases in the costs of refurbishment and improvements, unfavorable rent control laws and costs of complying with environmental regulations. If a REIT fails to qualify as a REIT under the Code, then the REIT could become taxable as a corporation, which would likely have an adverse impact on the value of the Fund’s investment. The Fund will generally have no control over the operations and policies of a REIT, and the Fund generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT under the Code.
In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations
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that permit a dividend or part of a dividend paid by a regulated investment company and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares. The final Treasury Regulations do not extend such conduit treatment to qualified publicly traded partnership income, as defined under Section 199A of the Code, earned by a regulated investment company. Therefore, non-corporate shareholders may not include any qualified publicly traded partnership income earned through the Fund in their qualified business income deduction. The IRS and Treasury Department are continuing to evaluate whether it is appropriate to provide such conduit treatment.
Recent Markets Events. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. Uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks associated with the United Kingdom’s departure from the European Union, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.
Sector Risk. Due to the Fund’s focus on climate change mitigation or adaptation products and services, the Fund’s portfolio, as compared to broader benchmarks, is expected to typically have more meaningful exposure to companies operating in the Industrial sectors and to have reduced exposure to the Communication Services, traditional Energy, Financials and Real Estate sectors. The Industrial sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Companies in the Industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the Industrial sector may be adversely affected by environmental damages, product liability claims and exchange rates. The success of these companies is affected by supply and demand both for their specific product or service and for Industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. In addition, the Industrial sector may also be adversely affected by changes or trends in commodity prices, which may be unpredictable. As a result, the Fund’s investment returns may underperform the market in periods where the Industrial sectors underperform other sectors. Potential negative market or economic developments affecting one or more of the sectors in which the Fund’s investments are concentrated could have a greater impact on the Fund than on a fund with fewer holdings in the impacted sectors.
Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.

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Tax Risk. The Fund’s investments could be affected by any changes to the federal income tax deduction for interest paid on fixed income securities. Any proposed or actual changes to the tax deduction for interest paid could significantly affect the supply of and market for fixed income securities.
Valuation Risk. The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Board of Trustees may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Volatility of Financial Markets; Risks of Certain Investment Strategies; Directional Risk. Recently, the financial markets have evidenced an exceptional level of volatility. Continued volatility could disrupt the investment strategy of the Fund, decrease the value of the Fund’s portfolio and adversely impact its profitability or performance. Moreover, markets continue to react to global macroeconomic and political events. As a result, the securities of a particular company may decline in value at a time when that company has strong fundamentals. The Fund will not engage in short selling and will generally not seek to hedge market risk. Accordingly, the performance of the Fund can be expected to generally track the trends of relevant market indices although this may not always be the case and there may be periods of time where the Fund’s performance diverges significantly from such indices.

Warrants and Rights. The Fund may invest in warrants. However, not more than 10% of the Fund’s total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

More detailed information about the Fund, its investment policies and risks can be found in the Fund’s Statement of Additional Information (“SAI”).

Portfolio Holdings Information
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI. Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Part F of Form N-PORT. The annual and semi-annual reports to Fund shareholders will be available by contacting the Rockefeller Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-855-369-6209, or by visiting the Fund’s website at www.rockefellerfunds.com. The Fund’s filings on Part F of Form N-PORT will be available on the SEC’s website at www.sec.gov.
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Management of the Fund

The Adviser
The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with Rockefeller & Co. LLC, located at 45 Rockefeller Plaza, Fifth Floor, New York, NY 10111. The Adviser is registered as an investment adviser with the SEC, and offers global investing and wealth management services to a wide variety of individual and institutional investors. As of May 31, 2021, the Adviser managed approximately $21 billion in assets. Under the Advisory Agreement, the Adviser has overall responsibility for the general management and investment of the Fund’s investment portfolio, subject to the supervision of the Board of Trustees. The Fund compensates the Adviser for its services at the annual rate of 0.85% of the Fund’s average annual net assets, payable on a monthly basis in arrears.
Fund Expenses. The Fund is responsible for its own operating expenses. However, pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses to ensure that the Fund’s total annual fund operating expenses (exclusive of front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) does not exceed 0.99% of the Fund’s average daily net assets through July 20, 2023. Any waiver of advisory fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent years if requested by the Adviser and the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses at the time of waiver. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. Any such reimbursement will be reviewed by the Board of Trustees. This operating expense limitation agreement may be terminated at any time at the discretion of the Board of Trustees.
A discussion regarding the basis of the Board of Trustees’ approval of the Advisory Agreement will be included in the Fund’s annual report to shareholders for the period ended November 30, 2021.
The Adviser also serves as investment adviser to the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund, each an open-end mutual fund, which are currently offered in a separate prospectus and SAI.

Portfolio Managers
Casey C. Clark, CFA®, is a Managing Director, Global Head of Environmental, Social and Governance (ESG) Investments & Portfolio Manager for the Adviser. Mr. Clark has served as a co-portfolio manager of the Fund since the Fund commenced operations in July 2021. Mr. Clark leads ESG research & engagement efforts across investment strategies within the Adviser and serves as a Portfolio Manager on thematic equity offerings, including Rockefeller’s Climate Solutions Strategy. In this role, he is responsible for helping to generate alpha and positive outcomes while overseeing a team that specializes across three core ESG-integrated functions: (1) Fundamental research, (2) Quantitative research, and (3) Shareholder engagement. He is a member of the firm’s Management Committee. Prior to joining Rockefeller in 2019, Mr. Clark worked as Managing Director and Director of Sustainable and Impact Investing at Glenmede, where he helped launch and build Glenmede’s sustainable and impact investing business. Mr. Clark has authored numerous investment and sustainability-related publications and has
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been featured in several print and broadcast media segments. He is a graduate of Pennsylvania State University, earned his MBA from the Stern School of Business at New York University, and retains the Charter Financial Analyst® charterholder designation.
Rolando F. Morillo, is a Senior Vice President and serves as a Portfolio Manager for the Adviser’s thematic equity offerings, including the Climate Solutions Strategy. Mr. Morillo has served as a co-portfolio manager of the Fund since the Fund commenced operations in July 2021. He also contributes across strategies as a Senior ESG Research & Engagement Analyst. Prior to joining the ESG Team, he worked as an Equity Analyst, focused on Latin America and renewable energy. Mr. Morillo worked at UBS Private Banking-Latin America Division as a portfolio assistant before coming to the Adviser in 2000. He holds a B.S. in Environmental Economics and Geography from Rutgers University, has completed studies in Seville, Spain, and is pursuing an Executive MBA from the Stern School of Business at New York University. Mr. Morillo serves on the board of directors for the foundation arm of the American Rainwater Catchment Systems Association (ARCSA).

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Fund.
CFA® is a registered trademark owned by the CFA Institute.

Shareholder Information

Choosing a Share Class
The Fund offers Institutional Class and Class A shares in this Prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below. You should always discuss the suitability of your investment with your financial intermediary or financial adviser.
Institutional Class Shares
Institutional Class shares are offered for sale at NAV without the imposition of a sales charge or shareholder servicing fee. Institutional Class shares are offered primarily to institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund. Pension and profit sharing plans, employee trusts and employee benefit plan alliances and “wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for the Fund and do not require the Fund to pay a fee may purchase Institutional Class shares, subject to investment minimums.
Class A Shares
You pay a sales charge when you invest in Class A shares of the Fund, unless you are qualifying for a reduction or waiver. There are several ways to reduce this charge. See the section “Sales Charge Reductions and Waivers” below.
You do not pay a sales charge on purchases of Class A shares in amounts of $500,000 or more, however, you may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem these shares within 12 months of purchase.
Without a reduction or waiver, the price that you pay when you buy Class A shares (the “offering price”) is their NAV plus a sales charge (sometimes called a “front-end sales charge” or “load”), which varies depending upon the size of your purchase. The sales charge for Class A shares of the Fund is calculated as follows:(1)
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Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Allowance
Less than $50,000(2)	5.25%	5.54%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.50%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	2.75%	2.83%	2.50%
$500,000 or more(3)(4)	0.00%	0.00%	0.00%
(1)    The offering price is calculated to two decimal places using standard rounding criteria. As a result, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was downward or upward rounding.
(2)     The minimum initial investment for Class A shares of the Fund is $2,500.
(3)     There is no front-end sales charge for purchases of Class A shares of $500,000 or more. However, a CDSC of 1.00% may be applied to redemptions of Class A shares within 12 months of purchase.
(4)     A finder’s fee of 1.00% will be paid directly by the Adviser to the dealer on investments of $500,000 or more.

Information about sales charges, including applicable waivers, breakpoints, and discounts to the sales charges, is fully disclosed in this Prospectus, which is available, free of charge, on the Fund’s website at www.rockefellerfunds.com. The Fund believes it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location. Therefore, the Fund does not make the sales charge information available to investors on the website independent of the Prospectus.

Class A Sales Charge Reductions and Waivers

Reducing Front-End Sales Charges. There are several ways you can lower your sales charge for Class A shares. To receive a reduction in your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial adviser or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family members in order to verify your eligibility for a reduced sales charge. Your investment professional or financial institution must notify the Fund if your share purchase is eligible for the sales load waiver. Sales charges will not be applied to shares purchased by reinvesting distributions.
Rights of Accumulation. You may combine your current purchase of Class A shares of the Fund with other existing Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares purchased in accounts at the public offering price and the value of the Class A shares you own at the NAV at the financial intermediary at which you are making the current purchase. You may not aggregate shares held at different financial intermediaries. If the current purchase is made directly through the Fund’s Transfer Agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), only those shares held directly at the Transfer Agent may apply toward the right of accumulation. You may aggregate shares that you own and that are currently owned by members of your “immediate family” including your spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, including in-law and adoptive relationships residing at the same address. Shares held in the name of a nominee or custodian under pension, profit sharing or employee benefit plans may not be combined with other shares to qualify for the right of accumulation. You must notify the Transfer Agent or your financial intermediary at the time of purchase in order for the right of accumulation to apply. The Fund is not liable for any difference in purchase price if you fail to notify the Transfer Agent of your intent to exercise your right of accumulation and the Fund reserves the right to modify or terminate this right at any time.
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Reinstatement Privilege. If you redeem Class A shares of the Fund, and within 60 days purchase and register new Class A shares, you will not pay a sales charge on the new purchase amount. The amount eligible for this privilege may not exceed the amount of your redemption proceeds. To exercise this privilege, contact the Transfer Agent or your financial intermediary.
Letter of Intent. By signing a Letter of Intent (“LOI”), you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Class A shares. Any Class A shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of distributions do not apply toward fulfillment of the LOI. Shares equal to 5.25% of the amount of the LOI will be held in escrow during the 13-month period. If at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.
Investments of $500,000 or More. There is no initial sales charge on a lump sum Class A share purchase of $500,000 or more, nor on any purchase into a Class A account with an accumulated value of $500,000 or more. However, if you have taken advantage of this waiver and redeem your shares within 12 months of purchase, there is a CDSC of 1.00% imposed on such shares based on the lesser of original cost or current market value. However, the CDSC will not apply if you are otherwise entitled to a waiver of the initial sales charge as listed in “Initial Sales Charge Waivers” below. Also, the CDSC will not apply if you are entitled to a waiver as listed in “Contingent Deferred Sales Charges Waivers,” below.
Initial Sales Charge Waivers. Sales charges for Class A shares may be waived under certain circumstances for some investors or for certain purchases. You will not have to pay a sales charge on purchases of Class A shares if:
•you are an affiliate of the Adviser or any of its or the Fund’s officers, directors, trustees, employees or retirees;
•you are a registered representative of any broker-dealer authorized to sell Fund shares, subject to the internal policies and procedures of the broker-dealer;
•you are a member of the immediate family of any of the foregoing (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons);
•you are a fee-based registered investment adviser, financial planner, bank trust department or registered broker-dealer and are purchasing shares on behalf of your customers;
•you are purchasing shares for retirement (not including IRA accounts) and deferred compensation plans or the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Code, and “rabbi trusts”), for which an affiliate of the Adviser acts as trustee or administrator;
•you are purchasing shares for a 401(k), 403(b) or 457 plan, and profit sharing and pension plans that invest $500,000 or more or have more than 100 participants;
•you are a current shareholder whose aggregate investment in Class A shares of the Fund exceeds $500,000 subject to the conditions noted above; or
•you are an individual on certain accounts under investment programs managed by the Adviser.

Information about sales charges, including applicable waivers, breakpoints, and discounts to the sales charges, is fully disclosed in this Prospectus, which is available, free of charge, on the Fund’s website at www.rockefellerfunds.com. The Fund believes that it is very important that an investor fully consider all
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aspects of their investment and be able to access all relevant information in one location. Therefore, the Fund does not make all sales charge information available to investors on the website independent of the Prospectus. If you would like information about sales charge waivers, call your financial representative or contact the Fund at 1‑855‑369‑6209.
The Fund reserves the right to modify or eliminate these programs at any time.
Contingent Deferred Sales Charge Waivers. For Class A shares, a CDSC is imposed on shares purchased at the $500,000 breakpoint (as described in “Sales Charge on Class A Shares,” above) that are redeemed within 12 months of purchase. In the case of a partial redemption, the first shares redeemed are any reinvested shares. After that, shares are always redeemed on a “first in first out” basis. If the first shares redeemed have been held for longer than 12 months from the date of purchase, then no sales charge is imposed on the redemption. The sales charge is imposed on a lot by lot basis on the market value or initial purchase price, whichever is lower. This deferred sales charge may be waived under certain circumstances such as:
•death of the shareholder;
•divorce, where there exists a court decree that requires redemption of the shares;
•return of IRA excess contributions;
•shares redeemed by the Fund due to low balance or other reasons; and
•required minimum distributions at the required minimum distribution age (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Fund).

Rule 12b-1 Distribution and Shareholder Servicing Plan
The Fund has adopted a Distribution and Shareholder Servicing Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Fund is authorized to pay the Distributor a fee for the sale and distribution of the Fund’s Class A shares and services it provides to Class A shareholders. The maximum amount of the fee authorized is an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares annually. Because these fees are paid out of the Fund’s assets attributable to Class A shares on an on-going basis, over time these fees will increase the cost of your investment in Class A shares of the Fund and may cost you more than paying other types of sales charges.

Share Price
The price of the Fund’s shares is its NAV. The NAV per share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding. In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. The NAV is calculated at the close of regular trading on the NYSE, (generally 4:00 p.m., Eastern time). The NAV will not be calculated on days on which the NYSE is closed for trading. If the NYSE closes early, the Fund will calculate its NAV as of the close of trading on the NYSE on that day. If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.
Each equity security owned by the Fund that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange at the close of the exchange, on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sell price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked
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prices at the close of the exchange on such day or the security is valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by an approved independent pricing service (“Pricing Service”).
Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration are valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration are valued at the prices provided by a recognized independent broker-dealer.
Debt securities, including short-term debt securities and money market instruments with a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Where the price of a debt security is not available from a Pricing Service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the “constant yield” method until maturity. When the Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or priced by a Pricing Service, the security will be valued at cost. Thereafter, the security will be valued at its market value (if it has commenced trading or is priced by a Pricing Service ) or its fair value if the security has not commenced trading or is not priced by a Pricing Service for more than five days. Forward currency contracts are valued at the mean between the bid and asked prices.
If market quotations are not readily available or are deemed unreliable, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that the security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that shares of the Fund are accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s Valuation Committee.
When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or is realized upon its sale. Therefore, if a shareholder purchases or redeems Fund shares when it holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market-value pricing. The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are not readily available or are considered unreliable.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. In the event the Fund holds portfolio securities that trade in foreign markets or that are
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primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

How to Purchase Shares
All purchase requests received in good order by the Fund’s Transfer Agent or by an authorized financial intermediary (an “Authorized Intermediary,” as defined below) before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at that day’s NAV per share. Purchase requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE (generally 4:00 p.m., Eastern time) will receive the next business day’s NAV per share. An Authorized Intermediary is a financial intermediary (or its authorized designee) that has made arrangements with the Fund to receive purchase and redemption orders on its behalf. For additional information about purchasing shares through financial intermediaries, please see “Purchasing Shares Through a Financial Intermediary,” below.
All account applications (each an “Account Application”) to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to other shareholders. Your order will not be accepted until the Fund or the Transfer Agent receives a completed Account Application. The Fund reserves the right to reject any Account Application.
The Fund reserves the right to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so. For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund. Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below. In addition, a service fee, which is currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any payment that is returned to the Transfer Agent unpaid. Written notice of a rejected purchase order will be provided to the investor within one or two business days under normal circumstances. The Fund and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order. Your order will not be accepted until a completed Account Application is received by the Fund or the Transfer Agent.
Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
Minimum Investment Amounts

Share Purchase Amounts	Institutional Class	Class A
Minimum Initial Investment	$1,000,000	$2,500
Minimum Subsequent Investment	$10,000	$1,000
The Fund reserves the right to waive or change the minimum initial investment or minimum subsequent investment amounts in its sole discretion. Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments. The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. Certain intermediaries also may have investment minimums, which may differ from the Fund’s minimums, and may be waived at the intermediaries’ discretion. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.
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Purchase Requests Must be Received in Good Order
Your share price will be the next calculated NAV per share, after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order. For purchases made through the Transfer Agent, “good order” means that your purchase request includes:
•the name of the Fund and share class you are investing in;
•the dollar amount of shares to be purchased;
•your Account Application or investment stub; and
•a check payable to the Fund you are investing in.
For information about your financial intermediary’s requirements for purchases in good order, please contact your financial intermediary.
Purchase by Mail. To purchase Fund shares by mail, simply complete and sign the Account Application and mail it, together with your check made payable to the Fund, to one of the addresses below. To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name and your name, address, and account number on a separate piece of paper and mail it with your check made payable to the Fund to:

Regular Mail	Overnight or Express Mail
Rockefeller Climate Solutions Fund	Rockefeller Climate Solutions Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices. All purchase checks must be in U.S. dollars drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.
Purchase by Wire. If you are making your first investment in the Fund through a wire purchase, the Transfer Agent must have a completed Account Application before you wire funds. You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire. Prior to sending the wire, please call the Transfer Agent at 1-855-369-6209 to advise it of the wire and to ensure proper credit upon receipt. Your bank must include the name of the Fund in which you are investing, your name and your account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:
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Wire to:	U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Rockefeller Climate Solutions Fund (Name of the Fund you are investing in)
(Shareholder Name/Account Registration)
(Shareholder Account Number)
Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing. The Fund and U.S. Bank National Association, the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Investing by Telephone. Purchase privileges are automatically provided unless you decline the option on your Account Application. If your account has been open for at least 7 days, you may purchase additional shares by calling the Fund toll free at 1-855-369-6209. You must also have submitted a voided check or a savings deposit slip to have banking information established on your account. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Telephone purchases are subject to applicable minimum investment amounts for subsequent investments. If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed. During periods of high market activity, shareholders may encounter higher than usual call waiting times. Please allow sufficient time to place your telephone transaction.
Automatic Investment Plan. For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the AIP. The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly, quarterly, semi-annual or annual basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date of the request. If your bank rejects your payment, the Fund’s Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the Automatic Investment Plan section on the Account Application or call the Fund’s Transfer Agent at 1-855-369-6209 for instructions.
Purchasing Shares Through a Financial Intermediary. Investors may be charged a fee if they effect transactions through a financial intermediary. If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary. Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent. Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales. Financial intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-855-369-6209, or follow the instructions listed in the sections above entitled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”
If you place an order for the Fund’s shares through a financial intermediary that is not an Authorized Intermediary in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to the Transfer Agent in accordance with the Transfer Agent’s instructions, your
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purchase will be processed at the NAV next calculated after the Transfer Agent receives your order. The financial intermediary must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures. If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.
In the case of Authorized Intermediaries that have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the NAV next calculated after receipt in good order by the Authorized Intermediary (or its authorized designee), consistent with applicable laws and regulations. An order is deemed to be received when the Fund or an Authorized Intermediary accepts the order. Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption requests on behalf of the Fund.
For more information about your financial intermediary’s rules and procedures, and whether your financial intermediary is an Authorized Intermediary, and whether your financial intermediary imposes cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund, you should contact your financial intermediary directly.
Anti-Money Laundering Program. The Trust has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations. To ensure compliance with this law, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):
•full name;
•date of birth (individuals only);
•Social Security or taxpayer identification number; and
•permanent street address (a P.O. Box number alone is not acceptable).
If you are opening an account in the name of a certain legal entity (e.g., a partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners of the legal entity. Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.
If any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application. The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV. If you require additional assistance when completing your application, please contact the Transfer Agent at 1-855-369-6209.
Purchases In-Kind. Shares of the Fund may be purchased “in-kind” by advisory clients of the Adviser, its affiliates or other affiliated shareholders, in accordance with the Trust’s procedures and subject to the Board’s approval. Shares of the Fund and any securities contributed in-kind will be valued using the same procedures to determine the amount of Fund shares purchased in exchange for the securities contributed in-kind. Securities contributed in-kind will be valued at their current market price and Fund shares will have a NAV equal to the purchase price of such shares. If any in-kind purchase involves an affiliate of the Adviser, the Adviser will, consistent with its fiduciary duties, disclose to the Independent Trustees the existence of any material conflicts of interest between the Adviser and the Fund with respect to the in-kind purchase to facilitate the Board’s ability to evaluate and approve the in-kind purchase.
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How to Redeem Shares
Orders to sell or “redeem” shares may be placed either directly with the Fund or through a financial intermediary. If you originally purchased your shares through a financial intermediary, including an Authorized Intermediary, your redemption order must be placed with the same financial intermediary in accordance with the procedures established by that financial intermediary. Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds. You may redeem Fund shares on any business day that the Fund calculates its NAV. To redeem shares directly with the Fund, you must contact the Fund either by mail or by telephone to place a redemption request. Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order. Your redemption request must be received in good order (as discussed under “Payment of Redemption Proceeds,” below) prior to the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) by the Transfer Agent or by your Authorized Intermediary in order to obtain that day’s closing NAV. Redemption requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE will be treated as though received on the next business day.
Shareholders who hold their shares through an IRA or other tax-advantaged account must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1-855-369-6209. Investors will be asked whether or not to withhold taxes from any distribution.
Payment of Redemption Proceeds. You may redeem your Fund shares at the NAV per share next determined after the Transfer Agent or your Authorized Intermediary receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. Redemption proceeds with respect to all requests received by the Transfer Agent or your Authorized Intermediary in good order before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent one to three business days following the receipt of your redemption request.
A redemption request made through the Transfer Agent will be deemed in “good order” if it includes:
•the shareholder’s name;
•the name of the Fund and share class you are redeeming from;
•the account number;
•the share or dollar amount to be redeemed; and
•signatures by all shareholders on the account and signature guarantee(s), if applicable.
The Fund reserves the right to change the requirements of “good order.” Shareholders will be given advance notice if the requirements of “good order” change. For information about your financial intermediary’s requirements for redemption requests in good order, please contact your financial intermediary.
You may receive proceeds of your sale by a check sent to the address of record, electronically via the ACH network using the previously established bank instructions or federal wire transfer to your pre-established bank account. The Fund typically expects that it will take one to three business days following the receipt of your redemption request to pay out redemption proceeds, regardless of whether the redemption proceeds are paid by check, ACH transfer or wire. Please note that wires are subject to a $15 fee. There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three business days after redemption. In all cases, proceeds will be sent within seven calendar days after the Fund receives your redemption request, unless the Fund has suspended your right of redemption or postponed the payment date as permitted under the federal securities laws.
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The Fund typically expects it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used during periods of stressed market conditions.
If the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option. Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds. Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days as determined by the SEC: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders. Your ability to redeem shares online or by telephone may be delayed or restricted after you change your address. You may change your address at any time by telephone or written request, addressed to the Transfer Agent. Confirmations of an address change will be sent to both your old and new address. Redemption proceeds will be sent to the address of record. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.
The Fund may delay paying redemption proceeds for up to 7 calendar days after receiving a request if an earlier payment could adversely affect the Fund.

Redemptions in Kind. The Fund generally pays redemption proceeds in cash. However, the Trust has filed a notice of election under Rule 18f-1 of the 1940 Act, with the SEC, under which the Trust has reserved the right for the Fund to redeem in kind under certain circumstances, meaning that redemption proceeds are paid in liquid securities with a market value equal to the redemption price. These securities redeemed in kind remain subject to general market risks until sold. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges when converting the securities to cash.
Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used in circumstances as described above, and may also be used during periods of stressed market conditions.
Redemption in-kind proceeds are limited to securities that are traded on a public securities market or for which quoted bid prices are available. In the unlikely event that the Fund redeems shares in-kind, the procedures utilized by the Fund to determine the securities to be distributed to redeeming shareholders will generally be representative of a shareholder’s interest in the Fund’s portfolio securities. However, the Fund may also redeem in-kind using individual securities as circumstances dictate.
Signature Guarantees. The Transfer Agent may require a signature guarantee for certain redemption requests. Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. A signature guarantee, from either a Medallion program member or a non-Medallion program member of each owner is required in the following situations:
•if ownership is being changed on your account;
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•when redemption proceeds are payable or sent to any person, address or bank account not on record;
•when a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or
•for all redemptions in excess of $100,000 from any shareholder account.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.
Redemption by Mail. You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Rockefeller Climate Solutions Fund	Rockefeller Climate Solutions Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
Telephone Redemption. Telephone redemption privileges are automatically provided unless you specifically decline the option on your Account Application. You may redeem shares, in amounts of $100,000 or less, by instructing the Fund by telephone at 1-855-369-6209. A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to add or change telephone redemption privileges on an existing account. Telephone redemptions cannot be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request. Once a telephone transaction has been placed, it may not be cancelled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
Wire Redemption. Wire transfers may be arranged to redeem shares. The Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades. There is no charge to have proceeds sent via ACH.
Systematic Withdrawal Program “SWP”. The Fund offers a SWP whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or year. Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network. To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum payment amount is $500. The SWP may be terminated or modified by the Fund at any time. You may terminate your participation in the SWP at any time in writing or by telephoning the Transfer Agent no later than five days before the next scheduled withdrawal. A withdrawal under the SWP involves a redemption of Fund shares, and may result in a
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capital gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted. To establish the SWP, complete the SWP section of the Account Application. Please call 1-855-369-6209 for additional information regarding the SWP.
The Fund’s Right to Redeem an Account. The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of the Fund or for market reasons. The Fund will provide a shareholder with written notice 30 calendar days prior to redeeming the shareholder’s account. Redemption of a shareholder’s account by the Fund may result in a taxable capital gain or loss for federal income tax purposes.

Exchanging or Converting Shares
Exchanging Shares. You may exchange all or a portion of your investment from the share class of one Rockefeller Fund to an identically registered account in the same share class of another Rockefeller Fund. Any new account established through an exchange will be subject to the minimum investment requirements described above under “How to Purchase Shares,” unless the account qualifies for a waiver of the initial investment requirement. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable capital gain or loss.
Converting Shares. Subject to meeting the minimum investment amount for Institutional Class shares, investors currently holding Class A shares of the Fund may convert to Institutional Class shares of the same Fund. A share conversion within the same Fund will not result in a taxable capital gain or loss for federal income tax purposes.
Call the Fund (toll-free) at 1-855-369-6209 to learn more about exchanges and conversions of Fund shares.

Tools to Combat Frequent Transactions
The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps may include, among other things, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests. Except as noted herein, the Fund will apply all restrictions uniformly in all applicable cases.
Monitoring Trading Practices. The Fund monitors selected trades in an effort to detect excessive short-term trading activities. Short-term trading occurs when an investor (through one or more accounts) makes more than one round-trip (a purchase into a fund followed by a redemption) within a short period of time. Investors are limited to no more than four round-trip transactions in a 12-month period after which time future purchases into the Fund will be restricted. If, as a result of this monitoring, the Fund believes that an investor has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that they believe is consistent with the best interests of shareholders. The Fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Fund in its sole discretion. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order
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(but not a redemption request), in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Fair Value Pricing. The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s Pricing Service does not provide a valuation (or provides a valuation that, in the judgment of the Adviser, does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share. More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Share Price.”
Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading. However, the Fund will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Authorized Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed or omnibus accounts may be limited.

Other Fund Policies
Telephone Transactions. If you have not declined telephone privileges on the Account Application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).
During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed previously in the “How to Purchase Shares” section. Neither the Fund nor the Transfer Agent are liable for any loss incurred due to failure to complete a telephone transaction prior to the close of the NYSE (generally 4:00 p.m., Eastern time).
Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time). During periods of high market activity, shareholders may encounter higher than usual call waiting times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction
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prior to the close of the NYSE. The Fund is not responsible for delays due to communication or transmission outages, subject to applicable law.
Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine, subject to applicable law. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting that you correctly state:
•your Fund account number;
•the name in which your account is registered; or
•the Social Security or taxpayer identification number under which the account is registered.
Policies of Authorized Intermediaries. An Authorized Intermediary may establish policies that differ from those of the Fund. For example, the Authorized Intermediary may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Please contact your Authorized Intermediary for details.
Closure of the Fund. The Adviser retains the right to close the Fund (or partially close the Fund) or to place restrictions on purchases of Fund shares if it is determined to be in the best interest of shareholders. Based on market and Fund conditions, the Adviser may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time. If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.
Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-855-369-6209 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
IRA Accounts. IRA accounts will be charged a $15 annual maintenance fee.

Distribution of Fund Shares

The Distributor
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), located at 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis.
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The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor is a registered broker-dealer and member of FINRA.

Payments to Financial Intermediaries
The Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for recordkeeping, sub-administration, sub-accounting, sub-transfer agency and other shareholder services (collectively, “sub-TA services”) associated with shareholders whose shares are held of record in omnibus and networked accounts, retirement plans, other group accounts or accounts traded through registered securities clearing agents in lieu of the transfer agent providing such services.
The Adviser, out of its own resources and legitimate profits and without additional cost to the Fund or their shareholders, may provide additional cash payments to certain intermediaries. These payments, sometimes referred to as revenue sharing, are in addition to Rule 12b-1 fees, shareholder servicing plan fees and sub-TA fees paid by the Fund, if any. Revenue sharing payments may be made to intermediaries for sub-TA services or distribution-related services, such as marketing support; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; inclusion of the Fund on a sales list, including a preferred or select sales list, and in other sales programs. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold. From time to time, and in accordance with applicable rules and regulations, the Adviser may also provide non-cash compensation to representatives of various intermediaries who sell Fund shares or provide services to Fund shareholders.

Distributions and Taxes

Distributions
The Fund will make distributions of net investment income and net capital gain, if any, at least annually, typically during the month of December. The Fund may make additional distributions if deemed to be desirable at another time during the year.
All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.
If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution. However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.
If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Federal Income Tax Consequences
Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of the Fund’s distributions to shareholders. Please consult your tax adviser before investing.
Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, taxable interest, dividends, net short-term capital gain, and net gain from foreign currency transactions), if
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any, are generally taxable to the Fund’s shareholders as ordinary income. For a non-corporate shareholder, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to net long-term capital gain, if certain holding period requirements have been satisfied by the shareholder. For a corporate shareholder, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares. To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and generally cannot be offset by a shareholder’s capital losses from other investments.
Distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable to Fund shareholders as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.
You will be taxed in the same manner whether you receive your distributions (of investment company taxable income, or net capital gain) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November, or December to shareholders of record and paid the following January are taxable as if received on December 31.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale, redemption or exchange of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
Shareholders who sell, redeem, or exchange shares generally will have a capital gain or loss from the sale, redemption, or exchange. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, redemption or exchange (including in-kind redemptions) and how long the shares were held by a shareholder. Gain or loss realized upon a sale, redemption, or exchange of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as a short-term capital gain or loss. However, loss arising from the sale, redemption, or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted. If you purchase the Fund’s shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, redeeming or exchanging the Fund’s shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.
Some foreign governments levy withholding and other taxes against dividend, interest, and other income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund, which you may use for purposes of determining your foreign tax credit or deduction, if more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of foreign stocks and securities. The Fund will notify you if it is eligible to and makes such an election.
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The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, redeem, or exchange those shares. The Fund will determine cost basis using the high cost method unless you elect in writing (and not over the phone) any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.
The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders. Distributions made by the Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI.
This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign, or local tax considerations applicable to a particular investor. This section is based on the Code, Treasury Regulations, judicial decisions, and IRS guidance on the date hereof, all of which are subject to change, and possibly with retroactive effect. No assurance can be given that legislative, judicial, or administrative changes will not be forthcoming which could affect the accuracy of any statements made in this section. You are urged to consult your own tax adviser.

Financial Highlights
Financial information is are not available because the Fund had not commenced operations prior to the date of this Prospectus.
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PRIVACY NOTICE
The Fund collects non-public personal information about you from the following sources:
•information the Fund receives about you on applications or other forms;
•information you give the Fund orally; and/or
•information about your transactions with the Fund or others.
The Fund does not disclose any non-public personal information about its shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom it has contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out its assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your non-public personal information and requires third parties to treat your non-public personal information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Investment Adviser
Rockefeller & Co. LLC
45 Rockefeller Plaza, Fifth Floor
New York, New York 10111
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Rockefeller Climate Solutions Fund
A series of Trust for Professional Managers

FOR MORE INFORMATION
You can find more information about the Fund in the following documents:
Statement of Additional Information
The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the Fund’s SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports will provide the most recent financial reports and portfolio holdings. The Fund’s annual reports will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s prior fiscal year.
You can obtain a free copy of these documents (when available), request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-855-369-6209, by visiting the Fund’s website at www.rockefellerfunds.com or by writing to:
Rockefeller Climate Solutions Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Shareholder reports and other information about the Fund are also available:
•free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or
•for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811‑10401)

Statement of Additional Information
July 21, 2021

Rockefeller Climate Solutions Fund
Institutional Class Shares (Symbol: RKCIX)
Class A Shares (Symbol: RKCAX)

This Statement of Additional Information (“SAI”) provides general information about the Rockefeller Climate Solutions Fund (the “Fund”), a series of Trust for Professional Managers (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated July 21, 2021, (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. To obtain a copy of the Prospectus and/or the Fund’s annual report to shareholders free of charge (when available), please write or call the Fund at the address or toll-free telephone number below, or visit the Fund’s website at www.rockefellerfunds.com.
Rockefeller Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1‑855‑369‑6209

The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Fund is one series, or mutual fund, formed by the Trust. The Fund is a diversified series of the Trust. The Fund has its own investment objective and policies. Shares of other series of the Trust are offered in separate prospectuses and SAIs. The Trust may register additional series and offer shares of a new fund or share class under the Trust at any time.
The Trust is authorized to issue an unlimited number of interests (or shares). Interests in the Fund are represented by shares of beneficial interest each with a par value of $0.001. Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series or class of shares, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interests of a particular series or class of shares. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class. The Trust does not normally hold annual meetings of shareholders. The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.
With respect to the Fund, the Trust may offer more than one class of shares. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The Fund currently has two classes of shares: Institutional Class and Class A shares.
Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees. The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected. Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series or class are borne by that series or class. Any general expenses of the Trust not readily identifiable as belonging to a particular series or class are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.
The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.
Rockefeller & Co. LLC (the “Adviser”) serves as the investment adviser for the Fund. The Adviser also serves as investment adviser to the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund, each, an open-end mutual fund series of the Trust.

Investment Policies, Strategies and Associated Risks
Investment Objective
The Rockefeller Climate Solutions Fund seeks long-term growth of capital principally through equity investments in public companies across the market capitalization spectrum offering climate change mitigation or adaption products and services.
The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders. The Fund may not make any change to its investment policy of investing at least 80% of net assets in equity securities of public companies offering climate change mitigation or adaption products and services, as suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.
Diversification
The Fund is diversified. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to at least 75% of its total assets, may not invest more than 5% of its assets in any one issuer and may not hold more than 10% of the securities of one issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in the securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Because the Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

General Market Risks
Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company. As a result of this volatility, many of the risks associated with an investment in the Fund may be increased. Continuing market problems may have adverse effects on the Fund.
Investment Strategies and Related Risks
There is no assurance that the Fund will achieve its investment objective. The following discussion supplements the description of the Fund’s investment objective and principal investment strategies set forth in the Prospectus. Except for the fundamental investment restrictions listed below (see “Investment Restrictions”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval. While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so, except as otherwise provided in the Prospectus.
Whenever an investment policy or investment restriction states a maximum percentage of the Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing or illiquid investments, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and investment restrictions set forth herein or in the Prospectus. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy. If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders. Please note, however, that the guidance referenced in the first two sentences of this paragraph does not apply to the Fund’s investments in illiquid securities or the Fund’s borrowing of money.
Convertible Securities
Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices. Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities. Consequently, the issuer’s convertible securities generally may be viewed as having more risk than its senior debt securities but less risk than its common stock.

Derivatives Risk
Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Fund investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. These derivatives transactions are subject to many of the risks of, and can be highly sensitive to changes in the value of the related currency or other reference asset. As such, a small investment could have a potentially large impact on the Fund’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the portfolio managers’ ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Fund to experience losses greater than if the Fund had not engaged in such transactions.

Fixed-Income and Debt Securities Risk
The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Fund may have to liquidate portfolio securities at disadvantageous prices. Risks associated with rising interest rates are heightened given that the Federal Reserve has raised the federal funds rate several times in recent periods and may continue to increase rates in the future.

The Fund’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Fund’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Restricted Securities Risk
The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions. Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale. They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange. While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value. Certain of the Fund’s investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources. The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of publicly traded issues.

Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. The Fund may incur more costs in the disposition of such securities because of the time and legal expense required to negotiate a private placement. Because of the limited market, the Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

Temporary Strategies; Cash or Similar Investments
For temporary defensive purposes, up to 100% of the Fund’s total assets may be invested in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Taking a temporary defensive position may result in the Fund not achieving its investment objective. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory fees and operational expenses.

For longer periods of time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.
The Fund may invest in any of the following securities and instruments:
Money Market Mutual Funds. The Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure. Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.
Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares. You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Securities and Currency Risk” in the Fund’s Prospectus. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A‑2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.

Investment Restrictions
Fundamental Investment Restrictions
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act. Under the 1940 Act, the vote of the holders of a “majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:
1.    issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;
2.    borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;
3.    underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);
4.    purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);
5.    purchase or sell commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by commodities;
6.    make loans of money (except for the lending of the Fund’s portfolio securities and purchases of debt securities consistent with the investment policies of the Fund); or
The Fund will invest at least 25% of its net assets in the climate change mitigation and adaption industry.
With respect to Fundamental Investment Restriction No. 2, the 1940 Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets (including the amount borrowed) from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes.
Non-Fundamental Investment Restriction
The following non-fundamental investment restriction is applicable to the Fund. This restriction can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of the Fund.
1.    The Fund may not make any change to its investment policy of investing at least 80% of net assets in equity securities of public companies offering climate change mitigation or adaption products and services, as suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.
Management of the Fund
Board of Trustees
The management and affairs of the Fund is supervised by the Board of Trustees. The Board of Trustees consists of three individuals. The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	25	Professor Emeritus, Department of Accounting (June 2019-present), Professor, Department of Accounting (2004-2019), Chair, Department of Accounting (2004-2017), Marquette University.	Independent Trustee, USA MUTUALS (an open-end investment company) (2001-2021).
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	25	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company) (2001-2021).
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1962	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	25	President (2017-present), Chief Operating Officer (2016-2020), Executive Vice President (1994-2017), U.S. Bancorp Fund Services, LLC.	Trustee, Buffalo Funds (an open-end investment company) (2003-2017); Trustee, USA MUTUALS (an open-end investment company) (2001-2018).
John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Elizabeth B. Scalf 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2017	N/A
Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2017-present); Vice President and Assistant CCO, Heartland Advisors, Inc. (December 2016-January 2017); Vice President and CCO, Heartland Group, Inc. (May 2016-November 2016); Vice President, CCO and Senior Legal Counsel (May 2016-November 2016), Heartland Advisors, Inc.

N/A
Jay S. Fitton 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Secretary	Indefinite Term; Since July 22, 2019	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019- present); Partner, Practus, LLP (2018-2019); Counsel, Drinker Biddle & Reath LLP (2016-2018).	N/A
Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A
Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A
Laura A. Carroll 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Assistant Treasurer	Indefinite Term; Since August 20, 2018	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2007-present).	N/A
*    Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

Role of the Board
The Board of Trustees provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, Custodian, and the Funds’ administrator and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements with the Adviser, Distributor, Custodian, and the Fund’s administrator and transfer agent. The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a CCO who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review. Some of these reports are provided as part of formal Board meetings, which are generally held five times per year, and at such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations. From time to time, one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust, and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board of Trustees is composed of two Independent Trustees – Dr. Michael D. Akers and Mr. Gary A. Drska – and one Trustee who is an “interested person”) as defined by the 1940 Act) of the Trust (the “Interested Trustee”) – Mr. Joseph C. Neuberger. Accordingly, two-thirds of the members of the Board are Independent Trustees, Trustees who are not affiliated with the Adviser or its affiliates or any other investment adviser or other service provider to the Trust or any underlying fund. The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below. Each of the Audit Committee and the Nominating Committee is comprised entirely of Independent Trustees. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.
The Trust’s Chairperson, Mr. Neuberger, is deemed to be an “interested person” of the Trust, as defined by the 1940 Act, due to his position and material business relationship with the Trust. Mr. Neuberger also serves as President of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), the Funds’ administrator. The Trust has not appointed a lead Independent Trustee.
In accordance with the fund governance standards prescribed under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.
The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser, the number of funds that comprise the Trust, the variety of asset classes that those funds reflect, the net assets of the Trust, the committee structure of the Trust, and the independent distribution arrangements of each of the Trust’s underlying funds.
The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate to address any potential conflicts of interest that may arise from the Chairperson’s status as an Interested Trustee. In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers. Because risk management is a broad concept composed of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the CCO regularly reports to the Board during Board meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks. In addition, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the Treasurer and the Fund’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks as well as other risks that may be discussed during Audit Committee meetings.
Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to his continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee. The information provided below, and in the table above, is not all-inclusive. Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
Michael D. Akers, Ph.D., CPA. Dr. Akers has served as an Independent Trustee of the Trust since 2001. Dr. Akers previously served as an independent trustee of USA Mutuals, an open-end investment company, from 2001 until June 2021. Dr. Akers has been a Professor Emeritus, Department of Accounting at Marquette University since June 2019, was Professor, Department of Accounting at Marquette University from 2004 to May 2019, was Chair of the Department of Accounting at Marquette University from 2004 to 2017, and was Associate Professor, Department of Accounting at Marquette University from 1996 to 2004. Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant. Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.
Gary A. Drska. Mr. Drska has served as an Independent Trustee of the Trust since 2001. Mr. Drska previously served as an independent trustee of USA Mutuals, an open-end investment company, from 2001 until June 2021. Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986. Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger. Mr. Neuberger has served as an Interested Trustee of the Trust since 2001. Mr. Neuberger previously served as a trustee of USA Mutuals, an open-end investment company, from 2001 to 2018 and as a trustee of Buffalo Funds, an open-end investment company, from 2003 to 2017. Mr. Neuberger has served as President of Fund Services, a multi-line service provider to mutual funds, since 2017. Mr. Neuberger previously served as Executive Vice President of Fund Services from 1994 to 2017 and as Chief Operating Officer of Fund Services from 2016 to 2020. Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.
Trustee Ownership of Fund Shares
As of the date of this SAI, no Trustee or officer of the Trust beneficially own shares of the Fund or any other series of the Trust.
Furthermore, as of December 31, 2020, neither the Trustees who are not “interested” persons of the Funds, nor members of their immediate families, own securities beneficially, or of record, in the Adviser, the Distributor or any of their affiliates. Accordingly, neither the Trustees who are not “interested” persons of the Fund nor members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families, have had a direct or indirect interest, the value of which exceeds $120,000 in (i) the Adviser, the Distributor or any of their affiliates, or (ii) any transaction or relationship in which such entity, the Funds, any officer of the Trust, or any of their affiliates was a party.
Board Committees

Audit Committee. The Trust has an Audit Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers and Mr. Gary A. Drska. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Fund’s independent auditor concerning the scope of the audit and the auditor’s independence. Dr. Akers is designated as the Audit Committee chairman and serves as the Audit Committee’s “audit committee financial expert,” as stated in the annual reports relating to the series of the Trust. The Audit Committee did not meet with respect to the Fund prior to the commencement of operations.
Nominating Committee. The Trust has a Nominating Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers and Mr. Gary A. Drska. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. As part of this process, the Nominating Committee considers criteria for selecting candidates sufficient to identify a diverse group of qualified individuals to serve as trustees.
The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Nominating Committee charter. In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees. The Nominating Committee meets at least annually.
Valuation Committee. The Trust has a Valuation Committee. The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, for determining the fair value of illiquid investments and other holdings after consideration of all relevant factors, which determinations are reported to the Board. The Valuation Committee is currently composed of Mr. John Buckel, Ms. Jennifer Lima, Ms. Kelly Burns and Ms. Melissa Aguinaga, who each serve as officers of the Trust. The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.
Trustee Compensation
The Independent Trustees receive from the Trust a retainer fee of $58,000 per year, $4,500 for each regular board meeting attended and $1,000 for each special board meeting of the Trust attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at board meetings. Members of the Audit Committee receive $2,000 for each meeting of the Audit Committee attended. The chairman of the Audit Committee receives an annual retainer of $2,500. Interested Trustees do not receive any compensation for their service as Trustee. Because the Fund has recently commenced operations, the following compensation figures represent estimates for the current fiscal period ending November 30, 2021:

Name of Person/Position	Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust(2) Paid to Trustees
Dr. Michael D. Akers, Independent Trustee(3)(4)	$180	None	None	$91,333
Gary A. Drska, Independent Trustee(3)	$180	None	None	$88,833
Joseph C. Neuberger, Interested Trustee	None	None	None	None
(1)Trustees’ fees and expenses are allocated among the Fund and any other series comprising the Trust.
(2)There are currently twenty-four other series comprising the Trust.
(3)Audit Committee member.
(4)Audit Committee chairman.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of the date of this SAI, there were no principal shareholders or control persons of the Fund.
Investment Adviser
Investment advisory services are provided to the Fund by the Adviser, Rockefeller & Co. LLC, pursuant to an investment advisory agreement (the “Advisory Agreement”). The Adviser is an indirect wholly-owned subsidiary of Rockefeller Capital Management L.P. (“RCM”), a holding company controlled by Viking Global Investors LP (“Viking”). Viking, a registered investment adviser with its principal office at 55 Railroad Avenue, Greenwich, Connecticut, 06830, is considered a control person of the Adviser due to its indirect beneficial ownership of more than 25% of the outstanding voting securities of Rockefeller Capital Management General Partner L.L.C., the general partner of RCM. Rockefeller Capital Management is the marketing name for RCM and its affiliates, including the Adviser.
The Advisory Agreement continues in effect with respect to the Fund after an initial two-year period, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the Fund’s outstanding voting securities; and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Advisory Agreement nor interested persons thereof, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom)at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the outstanding voting securities of the Fund; or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust. The Advisory Agreement will automatically terminate in the event of its “assignment” (as defined under the 1940 Act). The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a management fee which is calculated daily and paid monthly, based on a rate equal to 0.85% of the Fund’s average daily net assets, as specified in the Prospectus. The Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month‑to‑month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.
Fund Expenses. The Fund is responsible for its own operating expenses. However, pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser has agreed to waive management fees payable to it by the Fund and/or to reimburse the Fund’s operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expense incurred in connection with borrowing made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the limit set forth in the “Fees and Expenses of the Fund” tables in the Prospectus. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.
Portfolio Managers
As disclosed in the Prospectus, Casey C. Clark and Rolando F. Morillo serve as co-portfolio managers of the Fund and are jointly responsible for the day-to-day management of the Fund’s investment portfolio (each, a “Portfolio Manager,” and collectively, the “Portfolio Managers”).

Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Asset amounts have been rounded and are approximate as of May 31, 2021.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Casey C. Clark
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$30.4	0	$0
Other Accounts	5	$39.7	0	$0

Rolando F. Morillo
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$30.4	0	$0
Other Accounts	5	$39.7	0	$0

Portfolio Manager Compensation
As of the date of this SAI, the Portfolio Managers’ compensation consists of a combination of competitive base salary, a discretionary annual bonus, and in the case of Managing Directors, participation in an incentive plan, which is designed to attract, retain, motivate and reward individuals who are expected to make important contributions to the Adviser and its affiliates by providing such individuals with restricted incentives that are intended to align the interests of such individuals with those of the company’s stockholders. The determination of bonus compensation is based on individual, team and the performance of client portfolios, as well as the performance of the overall company. The bonus is discretionary rather than formulaic, although metrics (e.g., individual alpha creation) are a factor in the decision-making process.
Material Conflicts of Interest
Potential conflicts of interest may arise in connection with the Portfolio Managers’ management of the Fund’s investments and the management of the investments of “other accounts.” The other accounts may have the same or similar investment objectives and strategies as the Fund but may be subject to different management fee structures than the Fund. Therefore, a potential conflict of interest may arise as a result of the similarities in investment objectives and strategies, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Fund. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Ownership of Securities in the Fund by the Portfolio Managers
As of the date of this SAI, the Portfolio Managers of the Fund did not beneficially own any shares of the Fund as it had not yet commenced operations.
Service Providers
Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to a fund administration servicing agreement (the “Administration Agreement”) between the Trust and Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, Fund Services acts as the Fund’s administrator. Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.
Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Fund a combined fee for fund administration and fund accounting services based on the Fund’s current average daily net assets. Fund Services is also entitled to be reimbursed for certain out-of-pocket expenses. In addition to its role as administrator, Fund Services also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.
Custodian
U.S. Bank National Association, an affiliate of Fund Services (the “Custodian”), is the custodian of the assets of the Funds pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Funds, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian has custody of all assets and securities of the Fund, delivers and receives payments for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Trust. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.
Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel to the Fund and the Independent Trustees.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP (“Deloitte”), 555 East Wells Street, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Fund. Deloitte, or an affiliate of Deloitte, audits and reports on the Fund’s annual financial statements, reviews certain regulatory reports and the Fund’s federal income tax returns, and performs other auditing and tax services for the Fund when engaged to do so.

Distribution and Servicing of Fund Shares
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with the Distributor, Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
The Distribution Agreement will continue for two years from its effective date and the continuance of the Distribution Agreement must be specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act). The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
Rule 12b-1 Distribution and Shareholder Servicing Plan
As noted in the Prospectus, the Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b‑1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class A shares of the Fund. Under the Distribution Plan, the Fund pays a fee to the Distributor (the “Distribution Fee”) for distribution and shareholder services on behalf of the Class A shares of the Fund. The Distribution Fee is an annual Rule 12b-1 distribution and shareholder servicing fee at the rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Distribution Plan, or to provide certain shareholder services. Institutional Class shares of the Fund are not subject to the Distribution Plan and do not pay the Distribution Fees.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Class A shares of the Fund. Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Class A shares of the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Class A shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to the Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose. It is also required that the trustees who are not “interested persons” of the Fund, select and nominate all other trustees who are not “interested persons” of the Fund. The Distribution Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund’s Class A shares outstanding. All material amendments to the Distribution Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distribution Plan requires that the Distributor provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan. The Distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether the Distribution Plan should be continued. The Board of Trustees has determined that it believes that the Distribution Plan is reasonably likely to provide an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Fund and to provide enhanced services to holders of Class A shares. With the exception of the Adviser, no “interested person” of the Fund, as defined in the 1940 Act, and no Qualified Trustee of the Fund has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

As noted above, the Distribution Plan provides for the ability to use Class A assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Class A shares (distribution services). The payments made by the Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Class A shares of the Fund through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals. In addition to the ongoing asset-based fees paid to these financial intermediaries under the Distribution Plan, the Fund may, from time to time, make payments under the Distribution Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees. In addition, the Fund may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Fund’s Class A shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund. In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s Class A shares. In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the over-the-counter (“OTC”) market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.
Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.
In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors available, will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC. Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Fund and/or client accounts.
While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.
Investment decisions for the Fund are made independently from those of other client accounts. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practicable, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.
When buying or selling securities, the Adviser may execute trades for the Fund with broker-dealers that are affiliated with the Trust, the Adviser or their affiliates, and the Fund may pay commissions to such broker-dealers in accordance with procedures adopted by the Board. The Trust has adopted procedures to monitor and control such affiliated brokerage transactions, which are reported to and reviewed by the Board at least quarterly.
The Fund is required to identify any securities of its “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year.
The Fund is also required to identify any brokerage transactions during their most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund.
Portfolio Turnover
Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction and brokerage commission costs and may generate capital gains, including short-term capital gains, taxable to shareholders at ordinary income rates. To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.
Code of Ethics
The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser to invest in securities that may be purchased or held by the Funds. The Distributor relies on the principal underwriter’s exception under Rule 17j-1(c)(3) from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer or director of the Trust or the Adviser.
Proxy Voting Procedures
The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) on behalf of the Trust which has delegated to the Adviser, subject to the Board of Trustees’ continuing oversight, the responsibility for voting proxies. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy

Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.
Overview
The Adviser considers proxy voting a fiduciary duty to protect and enhance the long-term interests of Fund shareholders. The Adviser seeks to ensure that proxies are regarded as assets of portfolios subject to the same fiduciary standards as the assets of its other advisory clients. In essence, this means that the Adviser will vote in an informed and timely fashion on behalf of their “owners,” its clients.

Corporate governance, which includes proxy voting, is an integral part of the Adviser’s effort to manage and enhance the long-term value of the Fund’s assets. The Adviser seeks to make a positive contribution to good corporate governance and consider internationally recognized corporate governance best practices in its voting decisions. The Adviser takes an active interest in the companies it invests in, and one of the ways it seeks to achieve this is through proxy voting. The Adviser considers proxy voting to be a key element of its stewardship responsibility.

The proxy statement is a vital document from companies because it is the only formal basis for a dialogue between the board and shareholders. Most proxies address questions of corporate governance, as well as consider social and environmental issues at the request of shareholders. The Adviser recognizes that the interests of shareholders are not always identical to those of management but that an effective proxy system serves as a signal to a board and management that they have engaged shareholders who expect accountability. The Adviser believes that active engagement with portfolio companies leads to greater transparency and is an important element of its stewardship responsibility.

General
The Adviser has implemented these policies and procedures to ensure that proxies are voted in the best interest of Fund shareholders in fulfillment of the Adviser’s fiduciary duties and in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Adviser is a signatory of the Principles for Responsible Investment (“PRI”), a global network of investors with the aspirational goal to incorporate environmental, social and governance (“ESG”) issues that may have a material business impact on their investment analysis and decision-making process. The Adviser integrated PRI and ESG consideration into its overall proxy voting process starting in Proxy Season 2013 in an effort to align its proxy voting policies and processes with the PRI to the extent reasonably possible.

The Adviser has engaged Institutional Shareholder Services Inc. (“ISS”), an organization unaffiliated with the Adviser, to assist with proxy voting. In addition to the execution of proxy votes in accordance with the Adviser’s guidelines and record-keeping services, ISS also provides the Adviser with corporate governance information, due diligence related to making informed proxy voting decisions and vote recommendations. The Adviser also obtains research on social issues impacting certain issuers of public securities from a range of additional service providers including MSCI Inc. Research. Shareholder engagement underpins the Adviser’s decision-making process with respect to proxy voting. The Adviser retains final authority and responsibility for proxy voting.

The Fund may, at any time, retain the right to vote proxies or take action relating to securities held in the Fund’s account, provided the Fund advises the Adviser of such decision in advance of any proxy vote(s). If the Fund retains proxy voting authority, the Adviser will instruct the appropriate custodian banks to forward proxy material directly to the client and the Adviser shall have no further responsibility. In certain cases, however, the Adviser may provide administrative services the Fund if it has retained proxy voting authority but desire that the Adviser assist with the technical aspects of processing related paperwork and executing the Fund’s voting decision.

Upon reasonable notice, the Adviser will also adhere to any specific Fund directions and/or guidelines with respect to proxy voting, even if such directions or guidelines conflict with the Adviser’s proxy voting guidelines.

Upon request, the Adviser will promptly provide shareholders with a copy of these policies and procedures, as well as information on how the Adviser voted proxies of securities held by the Fund.

Proxy Voting Committee and Personnel
Senior representatives from a variety of functional areas, such as the Investment, Institutional Sales, and Legal Departments, serve as members of the Proxy Voting & Shareholder Engagement Committee (the “Committee”).

The Committee is charged with the responsibility for administering these policies and procedures, and meets periodically and as necessary to: (1) oversee the proxy voting process and the implementation of these policies and procedures; (2) consider matters of a non-routine or unusual nature, including any material conflict of interest presented in connection with a pending vote; (3) ensure that any voting guidelines provided by the Fund to the Adviser have been followed; (4) review and periodically update the Adviser voting guidelines; (5) arrange for the necessary voting and other records to be maintained in accordance with applicable regulatory requirements; and (6) review the services of any third party engaged by the Adviser to assist with proxy voting.

The Committee has designated a Voting Delegate and one or more Proxy Administrators who are responsible for the day-to-day administration of these policies and procedures, and who report periodically to the Committee on these matters.

Proxy Voting Guidelines
The Adviser has developed voting principles and guidelines that govern voting proxies in a prudent and diligent manner. The Adviser believes that non-financial issues such as ESG practices can have a significant economic impact on the value of a company, and evaluates these factors when voting. The Adviser also believes that good citizenship is good business and that encouraging companies to improve their environmental and social responsiveness can lead to improved financial performance.

The Adviser does not automatically vote for or against any class of resolutions, but rather follows a list of preferences. Each case is reviewed individually and when it makes sense to deviate from these guidelines, the Adviser would do so only after due research and discussion with the company. The Adviser recognizes that there are often circumstances that even well thought out guidelines fail to contemplate. Exceptions to these guidelines can be made after due research and discussion with the company has led analysts and/or portfolio managers to conclude that a change in voting is warranted and in the best interest of the shareholders.

On governance issues, the Adviser tends to favor resolutions that increase disclosure and reporting and that enhance the transparency of decision-making without placing an undue burden on the company or requiring the disclosure of proprietary or competitive information. In addition, the guidelines favor proposals that:

•Preserve and enhance the rights of minority shareholders;
•Increase the board’s skill base; and
•Increase the accountability of both the board and management.

With respect to ESG factors, the Adviser believes that companies should be able to demonstrate that they have appropriate policies and systems in place and that they encompass relevant sustainability risks and opportunities. The Adviser’s voting guidelines seek to encourage progress and leadership from companies in areas such as:

•Production of products and services in a manner that is aligned with the sustainable development of the world’s economy;
•Human capital management policies and practices; and
•Environmental practices and risk mitigation.

The Proxy Voting Guidelines are based on three underlying principles, which the Adviser believes are fundamental to financial viability and long-term sustainability:

•The primacy of shareholders and the recognition of the standing of other stakeholders;
•The independence of the board and its duty to represent the shareholders, including minority shareholders; and
•A commitment to promoting a culture of transparency and accountability throughout the company for sound corporate decision-making.

The guidelines address a broad range of issues reflecting our general views and are meant to be used in evaluating individual proxy proposals and to serve as a framework for exercising voting rights. They are not intended to provide a guide as to how the Adviser will vote in every instance. Rather, these guidelines share the Adviser’s view about corporate governance issues generally and provide insight into how the Adviser typically approach issues that commonly arise on corporate ballots. These guidelines are applied with policy discretion, taking into consideration the issues and facts specific to the company and the individual ballot item. They are not meant as a comprehensive guide for assessing a corporation or an industry.

Proxy Voting Limitations
The Adviser will not vote proxies in countries that engage in “share blocking” -- the practice of prohibiting investors who have exercised voting rights from disposing of their shares for a defined period of time. The Adviser will also not vote in cases where a proxy is received after the requisite voting date or with respect to specific proposals that are incoherent or that would entail extensive and uneconomic investigation or research.

Conflicts of Interest
The Adviser actively seeks to identify, mitigate, and monitor potential conflicts of interest that may emerge in relationship with its proxy voting activities, and has adopted policies and procedures to address potential conflicts which may arise in connection with providing investment advisory services to the Fund.

Conflicts of interest may arise from the varying types of financial services and products offered by the Adviser and its affiliates and the types of clients that it serves. For example, Rockefeller Financial LLC and other Adviser affiliates may provide strategic advisory services to both public and private companies and other types of clients including with respect to acquisitions, divestitures and capital raising activities. The Adviser and its affiliates may also provide investment advisory and other services to directors, officers and other persons who have material relationships with public and private companies or who own shares of public and private companies. The Adviser or its affiliates may also have relationships with pension plans and other investors who sponsor proposals or participate in engagement activities. In addition, certain directors, officers and employees of the Adviser and its affiliates may also serve as directors and/or officers of public and private companies or have a material relationship with or own shares in such companies.

The Adviser’s policy is that proxy voting activities must seek to further the long-term interests of its clients, including the Fund and its shareholders, and not the interests of the Adviser, its affiliates or their respective directors, officers, and employees. The Adviser’s Voting Delegate, in consultation with the Adviser’s portfolio management team, is responsible for conducting proxy voting activity in accordance with this Policy. The Voting Delegate and the Adviser’s portfolio management team members are required to disclose to the Committee any potential material conflicts of interest that may arise in connection with performing engagement activities on behalf of the Fund and the Adviser’s other clients, including any attempt by persons seeking to influence any engagement activity. Material conflict issues which are identified will be referred for resolution to the Committee, which will consult with the Adviser’s Conflicts Committee as appropriate. Committee members are required to consider if they have a conflict of interest in any proxy voting matter that is referred to the Committee and must disclose such conflict to the Committee and potentially recuse themselves from matters relating to the conflict. In the event a material conflict of interest is identified, the Committee will generally direct the Voting Delegate to vote the proxy based upon the recommendation of ISS. If the Committee determines to resolve the conflict in a different manner, the approach will be documented.

The Fund’s actual voting records relating to its portfolio securities during the most recent 12-month period ended June 30th will be available, without charge, upon request, by calling toll-free, 1-855-369-6209, or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations. To ensure compliance with these laws, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Ms. Elizabeth B. Scalf has been designated as the Trust’s Anti-Money Laundering Compliance Officer.
Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new account applications. The Fund will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.
Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Disclosure Policies. The Board of Trustees considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies, considering actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund. After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in these Disclosure Policies.

Information about the Fund’s portfolio holdings will not be distributed to any third party except as described below:
•the disclosure is required to respond to a regulatory request, court order or other legal proceeding;
•the disclosure is to a mutual fund rating or evaluation services organization (such as Factset, Morningstar and Lipper), or statistical agency or person performing similar functions, or due diligence department of a broker-dealer or wirehouse, who has, if necessary, signed a confidentiality agreement, or is bound by applicable duties of confidentiality imposed by law, with the Fund;
•the disclosure is made to the Fund’s service providers who generally need access to such information in the performance of their contractual duties and responsibilities, and who are subject to duties of confidentiality imposed by law and/or contract, such as the Adviser, the Board of Trustees, the Fund’s independent registered public accountants, regulatory authorities, counsel to the Fund or the Board of Trustees, proxy voting service providers, financial printers involved in the reporting process, the fund administrator, fund accountant, transfer agent, or custodian of the Fund;
•the disclosure is made by the Adviser’s trading desk to broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; in addition, the Adviser’s trading desk may periodically distribute a holdings list (consisting of names only) to broker-dealers so that such brokers can provide the Adviser with natural order flow information;
•the disclosure is made to institutional consultants evaluating the Fund on behalf of potential investors;
•the disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public; or
•the disclosure is made pursuant to prior written approval of the Trust’s CCO, or other person so authorized, is for a legitimate business purpose and is in the best interests of the Fund’s shareholders.
For purposes of the Disclosure Policies, portfolio holdings information does not include descriptive information if that information does not present material risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (i) descriptions of allocations among asset classes, regions, countries or industries/sectors; (ii) aggregated data such as average or median ratios, or market capitalization, performance attributions by industry, sector or country; or (iii) aggregated risk statistics. It is the policy of the Trust to prohibit any person or entity from receiving any direct or indirect compensation or consideration of any kind in connection with the disclosure of information about the Fund’s portfolio holdings.
The Trust’s CCO must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefor. In connection with the oversight responsibilities by the Board of Trustees, any documentation regarding decisions involving the non-public disclosure of portfolio holdings of the Fund to third parties must be provided to the full Board of Trustees or its authorized committee.
Currently, the Fund provides its quarterly portfolio holdings to rating and ranking organizations, including Lipper, a Thomson Reuters Company, Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc. The Fund will also disclose on its website a fact sheet which contains top-ten holdings information each calendar quarter. The Fund will also post on its website a complete list of portfolio holdings each calendar quarter. Portfolio holdings information may be separately provided to any person at the same time that it is filed with the SEC or one day after it is first published on the Fund’s website. Portfolio holdings disclosure may be approved under the Disclosure Policies by the Trust’s CCO. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Part F of Form N-PORT. These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
Any suspected breach of this policy must be reported immediately to the Trust’s CCO, or to the chief compliance officer of the Adviser who must report it to the Trust’s CCO. The Board of Trustees reserves the right to amend the Disclosure Policies at any time without prior notice in its sole discretion.
Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement. If the NYSE closes early, the Fund will calculate the NAV as of the close of trading on the NYSE on that day. If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.
The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Net Assets	=	Net Asset Value Per Share
Shares Outstanding
Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.
Each equity security owned by the Fund, including depositary receipts, that is traded on a national securities exchange, except those securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on which such security is traded, as of the close of business on the day the security is being valued. All equity securities that are not traded on a listed exchange are valued at the last sales price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and the asked prices will be used as long as it continues to reflect the value of the security.
Securities that are traded on more than one exchange are valued using the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Fund securities listed on NASDAQ will be valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security will be valued at the mean between the most recent quoted bid and the asked prices at the close of the exchange on such day, or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by a national securities and foreign exchange and OTC markets as published by an approved independent pricing service (“Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices provided by a Pricing Service. The Pricing Service may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models, as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Quotations will be valued at the mean between the bid and the offer. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accrued or amortized using the “constant yield” method until maturity.
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.
Additional Purchase and Redemption Information
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.
How to Purchase Shares
You may purchase shares of the Fund directly from the Fund, or from securities brokers, dealers or other financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries (and their authorized designees) are authorized to accept your order on behalf of the Fund (each an “Authorized Intermediary”). If you transmit your purchase request to an Authorized Intermediary before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, shares will be purchased at the next calculated NAV after the Financial Intermediary receives the request. Investors should check with their Financial Intermediary to determine if it is an Authorized Intermediary.
Investors wishing to purchase Fund shares should contact the Fund toll free at 1-855-369-6209. Shares of the Fund are primarily offered through certain Financial Intermediaries (including broker-dealers) and their agents in fee based and other programs. In these programs, Financial Intermediaries have made arrangements with the Fund and are authorized to buy and sell shares of the Fund that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund. If you are purchasing shares through a Financial Intermediary, you must follow the procedures established by your Financial Intermediary. Your Financial Intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent. Your Financial Intermediary holds the shares in your name and receives all confirmations of purchases and sales.
Shares are purchased at the next calculated NAV after the Transfer Agent or Authorized Intermediary receives your purchase request in good order. In most cases, in order to receive that day’s NAV, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).
The Trust reserves the right in its sole discretion: (i) to suspend the continued offering of the Fund’s shares; (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.
The Adviser reserves the right to reject any initial or additional investments.
Sales Charges on Class A Shares
If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge. The sales charge for Class A shares of the Fund is calculated as follows:(1)

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Allowance
Less than $50,000(2)	5.25%	5.54%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.50%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	2.75%	2.83%	2.50%
$500,000 or more(3)(4)	0.00%	0.00%	0.00%
(1)    The offering price is calculated to two decimal places using standard rounding criteria. As a result, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was downward or upward rounding.
(2)     The minimum initial investment for Class A shares of the Fund is $2,500.
(3)     There is no front-end sales charge for purchases of Class A shares of $500,000 or more. However, a CDSC of 1.00% may be applied to redemptions of Class A shares within 12 months of purchase.
(4)     A finder’s fee of 1.00% will be paid directly by the Adviser to the dealer on investments of $500,000 or more.

You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Class A Sales Charge Reductions and Waivers

Rights of Accumulation. You may combine your current purchase of Class A shares of the Fund with other existing Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other Class A shares you own at the financial intermediary at which you are making the current purchase. You may not aggregate shares held at different financial intermediaries. If the current purchase is made directly through the Transfer Agent, only those shares held directly at the Transfer Agent may apply toward the right of accumulation. You may aggregate shares that you own and that are currently owned by family members including spouses, minor children or parents residing at the same address. Shares held in the name of a nominee or custodian under pension, profit sharing or employee benefit plans may not be combined with other shares to qualify for the right of accumulation. You must notify the Transfer Agent or your financial intermediary at the time of purchase in order for the right of accumulation to apply. The Fund is not liable for any difference in purchase price if you fail to notify the Transfer Agent of your intent to exercise your right of accumulation and the Fund reserves the right to modify or terminate this right at any time.

Reinstatement Privilege. If you redeem Class A shares of the Fund, and within 60 days purchase and register new Class A shares, you will not pay a sales charge on the new purchase amount. The amount eligible for this privilege may not exceed the amount of your redemption proceeds. To exercise this privilege, contact the Transfer Agent or your financial intermediary.

Letter of Intent. By signing a Letter of Intent (“LOI”), you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Class A shares. Any Class A shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of distributions do not apply toward fulfillment of the LOI. Shares equal to 5.25% of the amount of the LOI will be held in escrow during the 13-month period. If at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

Investments of $500,000 or More. There is no initial sales charge on a lump sum Class A share purchase of $500,000 or more, nor on any purchase into a Class A account with an accumulated value of $500,000 or more. However, if you have taken advantage of this waiver and redeem your shares within 12 months of purchase, there is a CDSC of 1.00% imposed on such shares based on the lesser of original cost or current market value. However, the CDSC will not apply if you are otherwise entitled to a waiver of the initial sales charge as listed in “Initial Sales Charge Waivers” below. Also, the CDSC will not apply if you are entitled to a waiver as listed in “Contingent Deferred Sales Charges Waivers,” below.

Initial Sales Charge Waivers. Sales charges for Class A shares may be waived under certain circumstances for some investors or for certain purchases. You will not have to pay a sales charge on purchases of Class A shares if:

•you are an affiliate of the Adviser or any of its or the Fund’s officers, directors, trustees, Sub-Advisers, employees or retirees;
•you are a registered representative of any broker-dealer authorized to sell Fund shares, subject to the internal policies and procedures of the broker-dealer;
•you are a member of the immediate families of any of the foregoing (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons);
•you are a fee-based registered investment adviser, financial planner, bank trust department or registered broker-dealer and are purchasing shares on behalf of your customers;
•you are purchasing shares for retirement (not including IRA accounts) and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and “rabbi trusts”), for which an affiliate of the Adviser acts as trustee or administrator;

•you are purchasing shares for a 401(k), 403(b) and 457 plans, and profit sharing and pension plans that invest $500,000 or more or have more than 100 participants;
•you are a current shareholder whose aggregate investment in Class A shares of the Fund exceeds $500,000;
•you are an individual on certain accounts under investment programs managed by the Adviser.

To receive a reduction in your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial adviser or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced sales charge. Your investment professional or financial institution must notify the Fund if your share purchase is eligible for the sales load waiver. Sales charges will not be applied to shares purchased by reinvesting distributions.

Contingent Deferred Sales Charge Waivers. For Class A shares, a CDSC is imposed on shares purchased at the $500,000 breakpoint (as described in “Sales Charge on Class A Shares,” above) that are redeemed within 12 months of purchase. In the case of a partial redemption, the first shares redeemed are any reinvested shares. After that, shares are always redeemed on a “first in first out” basis. If the first shares redeemed have been held for longer than 12 months from the date of purchase, then no sales charge is imposed on the redemption. The sales charge is imposed on a lot by lot basis on the market value or initial purchase price, whichever is lower. This deferred sales charge may be waived under certain circumstances such as:

•death of the shareholder;
•divorce, where there exists a court decree that requires redemption of the shares;
•return of IRA excess contributions;
•shares redeemed by the Fund due to low balance or other reasons; and
•required minimum distributions at RMD age (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Fund).

If you would like information about sales charge waivers, call your financial representative or contact the Fund at 1-855-369-6209. Information about the Fund’s Class A sales charges is available on the Fund’s website at www.rockefellerfunds.com.

How to Redeem Shares and Delivery of Redemption Proceeds
You may redeem your Fund shares any day the NYSE is open for regular trading, either directly with the Fund or through your Financial Intermediary.
Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when: (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.
Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone. Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from any party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.
The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Transfer Agent fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact the Transfer Agent.
Redemption in Kind
The Fund does not intend to redeem shares in any form except cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem, in kind, redemption requests of a certain amount. Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of the applicable share class of the Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the net assets of the applicable share class of the Fund in securities instead of cash. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash. Redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions paid in cash for federal income tax purposes. In addition, sales of securities received in-kind may generate taxable gains.

Federal Income Tax Matters
This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.
This section is based on the Code, Treasury Regulations, judicial decisions, and Internal Revenue Service (“IRS”) guidance as of the date hereof, all of which are subject to change, and possibly with retroactive effect. These changes could impact the Fund’s investments or the tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. There may be other federal, state, foreign or local tax considerations to a particular shareholder. No assurance can be given that legislative, judicial, or administrative changes will not be forthcoming which could affect the accuracy of any statements made in this section. Please consult your tax adviser before investing.
Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund, as a series of the Trust, intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, provided that the Fund complies with all applicable requirements regarding the source of its income, diversification of its assets, and timing and amount of its distributions. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income, and net capital gain for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes on amounts distributed. However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes at the Fund level. If the Fund does not qualify as a RIC and is unable to obtain relief from such failure, it would be taxed as a regular corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning them through the Fund.
To qualify as a RIC, the Fund must derive at least 90% of its gross income from “good income,” which includes: (1) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies; and (2) other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities, or foreign currencies; and (3) net income derived from interests in a qualified publicly traded partnership. Although Code Section 851(b) authorizes the U.S. Treasury Department to issue Treasury Regulations excluding “foreign currency gains” that are not directly related to a RIC’s principal business of investing in stock or securities from qualifying income, Treasury Regulations currently provide that gains from the sale or other disposition of foreign currencies is qualifying income. Nevertheless, there can be no absolute assurances that future Treasury Regulations will not come to a different conclusion or that the Fund will satisfy all requirements to be taxed as a RIC.
Furthermore, the Fund must diversify its holdings such that at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer; and (ii) no more than 25% of the value of the Fund’s assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs), or of any two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same, similar or related trades or businesses, or of certain qualified publicly traded partnerships.
The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.
Investment company taxable income generally consists of taxable interest, dividends, net short-term capital gain, and net gain from foreign currency transactions, less expenses. Net capital gain is the excess of the net long-term gain from the Fund’s sales or exchanges of capital assets over the net short-term loss from such sales or exchanges, taking into account any capital loss carryforward of the Fund. The Fund may elect to defer certain losses for tax purposes. Any future net capital losses realized by the Fund in any taxable year may be carried forward indefinitely and will generally retain their character as short-term or long-term.

Distributions of investment company taxable income are generally taxable to shareholders as ordinary income. For non-corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may consist of “qualified dividend income” eligible for taxation at the reduced federal income tax rates applicable to long-term capital gains to the extent that the amount distributed is attributable to and reported as “qualified dividend income” and the shareholder meets certain holding period requirements with respect to its Fund shares. For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends‑received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its shares. The aggregate amount so reported to either non-corporate or corporate shareholders, as applicable, cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.
Distributions of net capital gain are taxable to shareholders as long‑term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for “qualified dividend income” treatment or the dividends‑received deduction referred to in the previous paragraph.
Distributions of investment company taxable income, and net capital gain will be taxable as described above whether received in additional Fund shares or in cash. Shareholders who choose to receive distributions in the form of additional Fund shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31. Distributions are generally includable in alternative minimum taxable income in computing a non-corporate shareholder’s liability for the alternative minimum tax.
Certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8% (in addition to the regular income tax). The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon the sale, redemption or exchange of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
The Fund is the successor to the portfolio of the Predecessor Fund, and the Fund has taken the position that it has succeeded to the tax basis of the assets acquired from the Predecessor Fund. Shareholders should be aware that as the Fund sells portfolio securities that were acquired from the Predecessor Fund, any unrealized gain inherent in such securities at the time the Fund acquired such securities, along with any appreciation that occurred while the Fund held such securities, may be recognized by the Fund, and any such recognized gain will be distributed to Fund shareholders and will be taxable to them for federal income tax purposes. Accordingly, a shareholder of the Fund may be taxed on appreciation that occurred before the shareholder purchased shares of such Fund, including appreciation that occurred prior to such Fund’s acquisition of portfolio securities from the Predecessor Fund.

A sale, redemption or exchange of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss. Gain or loss realized upon a sale, redemption or exchange of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short-term capital gain or loss. However, loss realized upon a sale, redemption or exchange of shares held for six months or less will be treated as a long‑term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which the shareholder’s risk of loss is offset by means of options, short sales, or similar transactions is not counted. Any loss realized upon a sale, redemption or exchange of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale, redemption or exchange. If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale, redemption or exchange of the shares.
The Fund may invest in MLPs that are treated as qualified publicly traded partnerships for federal income tax purposes. The income derived from such investments constitutes “good income” for purposes of satisfying the source of income requirement for the Fund to maintain its status as a RIC. However, no more than 25% of the value of a RIC’s total assets at the end of each fiscal quarter may be invested in securities of qualified publicly traded partnerships. If an MLP in which the Fund invests does not qualify as a qualified publicly traded partnership (and the MLP is not otherwise taxed as a corporation for federal income tax purposes), the Fund must look through to the character of the income generated by the MLP. Such income may not qualify as “good income” and could adversely affect the Fund’s status as a RIC.

If an MLP in which the Fund invests is taxed as a partnership for federal income tax purposes, the cash distributions received by the Fund from the MLP may not correspond to the amount of income allocated to the Fund by the MLP in any given taxable year. If the amount of income allocated to the Fund by an MLP exceeds the amount of cash received by the Fund from such MLP, the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any federal income and excise taxes at the Fund level. Accordingly, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements. Distributions to the Fund from an MLP that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund’s basis in its interest in the MLP. If the Fund’s basis is reduced to zero, distributions in excess of basis will generally constitute capital gain for federal income tax purposes.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale, exchange, or redemption of Fund shares paid to: (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement with the United States); and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale, redemption or exchange of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.
The Fund’s transactions, if any, in forward contracts, options, futures contracts, swaps and other investments may be subject to special provisions of the Code that, among other things, may accelerate recognition of income to the Fund, defer the Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These provisions could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to “mark-to-market” certain positions (i.e., treat them as if they were closed out). This “mark-to-market” requirement may cause the Fund to recognize income without receiving cash, and the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any income and excise taxes at the Fund level. Accordingly, the Fund may have to dispose of its investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements of the Code.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Social Security Number or other taxpayer identification number and certain certifications or the Fund receives notification from the IRS requiring backup withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Code for U.S. residents.
Foreign taxpayers (including nonresident aliens) are generally subject to a tax withholding at a flat rate of 30% on U.S. source income that is not effectively connected with the conduct of a trade or business in the U.S.. This withholding tax rate may be lower under the terms of a tax treaty or convention.
The Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals the Fund’s undistributed net investment income and net capital gain, with certain adjustments, to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect the Fund’s total returns, it may reduce the amount of income and net capital gain that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not sanctioned the particular equalization method used by the Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.
Distributions
The Fund will receive income primarily in the form of interest, dividends and foreign currency gains on the Fund’s investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.
The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.
The Fund may receive distributions of net capital gain from the Fund’s investments in ETFs and other mutual funds and may realize capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain that the Fund may realize from transactions involving investments held less than the period required for long‑term capital gain or loss recognition or otherwise producing short‑term capital gains and losses (taking into account any capital loss carryforward) will comprise of net investment income. If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long‑term capital gain or loss recognition or otherwise producing long‑term capital gains and losses, the Fund will have a net long‑term capital gain. After deduction of the amount of any net short‑term capital loss, the balance (to the extent not offset by any capital loss carryforward) will be distributed and treated as long‑term capital gains in the hands of the shareholders regardless of the length of time that the Fund shares may have been held by the shareholders. Net capital losses realized by the Fund may be carried over indefinitely, and will generally retain their character as short-term or long-term capital losses. For more information concerning applicable capital gains tax rates, please consult your tax adviser.
Any distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share. Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to federal income taxes.
Distributions will be reinvested in additional shares of the Fund unless the shareholder has otherwise indicated. Shareholders have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent. However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.
Cost Basis Reporting
The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 (“covered shares”) when such shareholders sell, redeem or exchange such shares. This reporting requirement does not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies (“non-covered shares”). The Fund is not required to determine or report a shareholder’s cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.
The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale, redemption or exchange of a share results in a gain or loss. If you sell, exchange or redeem covered shares during any year, then the Fund will report the gain or loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.
A cost basis method is the method by which the Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of covered shares and has made multiple purchases of covered shares on different dates at differing NAVs. The Fund will use the high cost method, which deems covered shares with the highest cost basis to be sold, redeemed or exchanged first. Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of covered shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.
You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

APPENDIX A - FINANCIAL STATEMENTS

As the Fund has recently commenced operations, there are no financial statements available as of the date of this SAI. Shareholders will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements audited by the independent registered public accounting firm will be submitted to shareholders at least annually.
The Predecessor Fund’s audited financial statements for the year ended December 31, 2020 are included below.

The information for the period ended December 31, 2020, has been audited by Deloitte & Touche LLP, the independent auditor for the Predecessor Fund at December 31, 2020.

Rockefeller Climate Solutions
Fund, L.P.
(A Delaware Limited Partnership)
Financial Statements as of and for the
Year Ended December 31, 2020, and
Independent Auditors’ Report

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Rockefeller Climate Solutions Fund, L.P.
(A Delaware Limited Partnership)

TABLE OF CONTENTS

Page

INDEPENDENT AUDITORS’ REPORT	1

FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2020

Statement of Financial Condition	2

Statement of Operations	3

Statement of Changes in Partners’ Capital	4

Schedule of Investments	5-9

Notes to Financial Statements	10-17

Deloitte & Touche LLP 111 South Wacker Drive, Chicago, IL 60606-4301 USA Tel: + 1 312 486 1000 Fax + 1 312 486 1486 www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

To Rockefeller Climate Solutions Fund, L.P.

We have audited the accompanying financial statements of Rockefeller Climate Solutions Fund, L.P. (the “Fund”), which comprise the statement of financial condition, including the schedule of investments, as of December 31, 2020, and the related statements of operations and changes in partners’ capital for the year then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of the financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgement, including the assessment of risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Fund’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Rockefeller Climate Solutions Fund, L.P. as of December 31, 2020, and the results of its operations, changes in its partners’ capital for the year then ended, in accordance with accounting principles generally accepted in the United States of America.

July 7, 2021

Rockefeller Climate Solutions Fund, L.P.
(A Delaware Limited Partnership)

STATEMENT OF FINANCIAL CONDITION
AS OF DECEMBER 31, 2020

ASSETS:

Investments, at fair value (cost $47,420,526)	$ 77,224,964
Cash and cash equivalents	1,510,658
Dividends receivable	45,319
TOTAL	$ 78,780,941
LIABILITIES AND PARTNERS' CAPITAL: Liabilities: Professional fees payable	$ 27,676
Payable for investment purchased	2,431,025
Total liabilities	2,458,701
Partners’ capital	76,322,240
TOTAL	$ 78,780,941
See notes to financial statements.

Rockefeller Climate Solutions Fund, L.P.
(A Delaware Limited Partnership)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2020

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $70,886)	$ 482,983

Total	482,983

EXPENSES:
Investment advisory fees	365,569
Professional fees	91,215
Other	22,026

Total	478,810

NET INVESTMENT INCOME	4,173

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION:
Net realized gain from investments	761,431
Net realized gain from foreign currency transactions	2,346
Net change in unrealized appreciation on investments Net change in unrealized depreciation on translation of assets and	17,480,914
liabilities in foreign currencies	(228)

Net realized and unrealized gain from investments and
foreign currency transactions and translation	18,244,463

NET INCREASE IN PARTNERS’ CAPITAL RESULTING
FROM OPERATIONS	$ 18,248,636

See notes to financial statements.

Rockefeller Climate Solutions Fund, L.P.
(A Delaware Limited Partnership)

STATEMENT OF CHANGES IN PARTNERS' CAPITAL
FOR THE YEAR ENDED DECEMBER 31, 2020

	Limited Partners	Total
BALANCE, January 1, 2020	$ 35,310,480	$ 35,310,480

Capital contributions	23,081,418	23,081,418

Capital withdrawals	(318,294)	(318,294)

Net increase in partners’ capital resulting from operations	18,248,636	18,248,636

BALANCE, December 31, 2020	$ 76,322,240	$ 76,322,240
See notes to financial statements.

Rockefeller Climate Solutions Fund, L.P.
(A Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2020

	Shares	Cost	Fair Value	% of Partners’ Capital

Common Stock Bermuda
Utilities
Beijing Enterprises Water Group Limited	1,645,252	$ 907,219	$ 662,015	0.87
Brookfield Renewable Partners MLP	53,309	1,169,871	2,300,284	3.01
Utilities Totals:		2,077,090	2,962,299	3.88
Bermuda Totals:		2,077,090	2,962,299	3.88
Brazil
Utilities Companhia de Saneamento Basico do
Estado de Sao Paulo - ADR	44,788	344,253	384,729	0.50
Utilities Totals:		344,253	384,729	0.50
Brazil Totals:		344,253	384,729	0.50
Canada
Energy
Brookfield Renewable Class A	12,143	286,060	707,573	0.92
Energy Totals:		286,060	707,573	0.92
Industrials
Stantec Inc	24,191	629,428	783,932	1.03
Industrials Totals:		629,428	783,932	1.03
Canada Totals:		915,488	1,491,505	1.95
China
Utilities
China Everbright Greentech Limited	1,068,549	583,349	471,304	0.62
Utilities Totals:		583,349	471,304	0.62
China Totals:		583,349	471,304	0.62
Denmark
Utilities
Orsted A/S	17,941	1,252,370	3,668,280	4.81
Utilities Totals:		1,252,370	3,668,280	4.81
Denmark Totals:		1,252,370	3,668,280	4.81
Finland
Information Technology
Vaisala OYJ - A Shares	27,554	841,724	1,359,672	1.78
Information Technology Totals:		841,724	1,359,672	1.78
Finland Totals:		841,724	1,359,672	1.78
See notes to financial statements.				(Continued)

Rockefeller Climate Solutions Fund, L.P.
(A Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2020

	Shares	Cost	Fair Value	% of Partners’ Capital
Common Stock (cont'd) France
Industrials
Schneider Electric SA	22,681	$ 2,141,035	$ 3,281,353	4.30
Bureau Veritas SA	65,717	1,482,775	1,748,810	2.29
Industrials Totals:		3,623,810	5,030,163	6.59
Utilities
Suez SA	29,091	343,805	577,053	0.76
Utilities Totals:		343,805	577,053	0.76
France Totals:		3,967,615	5,607,216	7.35
Hong Kong
Industrials
China Everbright Environment Group Ltd	1,963,898	1,336,263	1,109,364	1.45
Industrials Totals:		1,336,263	1,109,364	1.45
Hong Kong Totals:		1,336,263	1,109,364	1.45
Italy
Utilities
Enel S.p.A.	283,379	2,599,862	2,868,099	3.76
Utilities Totals:		2,599,862	2,868,099	3.76
Italy Totals:		2,599,862	2,868,099	3.76
Japan
Industrials
Kubota Corporation	140,400	2,074,058	3,061,517	4.01
Metawater Co., Ltd.	70,900	1,189,522	1,594,786	2.09
Industrials Totals:		3,263,580	4,656,303	6.10
Japan Totals:		3,263,580	4,656,303	6.10
Netherlands
Industrials
Arcadis NV	78,314	1,658,586	2,589,716	3.39
Industrials Totals:		1,658,586	2,589,716	3.39
Netherlands Totals:		1,658,586	2,589,716	3.39
Norway
Consumer Staples
Bakkfrost P/F	20,519	1,298,732	1,468,276	1.92
Consumer Staples Totals:		1,298,732	1,468,276	1.92

See notes to financial statements. (Continued)

Rockefeller Climate Solutions Fund, L.P.
(A Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2020

	Shares	Cost	Fair Value	% of Partners’ Capital
Common Stock (cont'd) Norway (cont'd)
Industrials
Tomra Systems ASA	38,470	$ 540,724	$ 1,899,316	2.49
Industrials Totals:		540,724	1,899,316	2.49
Norway Totals:		1,839,456	3,367,592	4.41
Singapore
Utilities
Sound Global Ltd.(1)	350,000	167,377	67,257	0.09
Utilities Totals:		167,377	67,257	0.09
Singapore Totals:		167,377	67,257	0.09
Sweden
Materials
BillerudKorsnas AB	47,077	663,211	835,009	1.10
Materials Totals:		663,211	835,009	1.10
Sweden Totals:		663,211	835,009	1.10
Switzerland
Industrials
Geberit AG	1,453	582,475	911,053	1.19
Industrials Totals:		582,475	911,053	1.19
Switzerland Totals:		582,475	911,053	1.19
United Kingdom
Information Technology
Halma PLC	42,734	696,445	1,430,815	1.87
Information Technology Totals:		696,445	1,430,815	1.87
Utilities
Pennon Group Plc	60,836	678,929	790,143	1.04
Utilities Totals:		678,929	790,143	1.04
United Kingdom Totals:		1,375,374	2,220,958	2.91
United States
Communication Services
Iridium Communications Inc.(2)	56,255	1,156,195	2,212,228	2.90
Communication Services Totals:		1,156,195	2,212,228	2.90
Energy Array Technologies(2)	45,911	1,510,044	1,980,601	2.60
Energy Totals:		1,510,044	1,980,601	2.60
See notes to financial statements.	(Continued)

Rockefeller Climate Solutions Fund, L.P.
(A Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2020

	Shares	Cost	Fair Value	% of Partners’ Capital
Common Stock (cont'd) United States (cont'd)
Health Care
Danaher Corporation	13,853	$ 1,685,823	$ 3,077,305	4.03
Illumina, Inc.(2)	2,093	420,125	774,410	1.01
Thermo Fisher Scientific Inc.	6,712	1,249,466	3,126,316	4.10
Health Care Totals:		3,355,414	6,978,031	9.14
Industrials
Badger Meter, Inc.	17,004	678,961	1,599,396	2.10
Maxar Technologies Inc.	11,341	395,913	437,649	0.57
Pentair, PLC	28,038	1,102,050	1,488,537	1.95
Roper Industries Inc.	2,097	485,810	903,996	1.18
Smith (A.O.) Corp	20,085	735,902	1,101,060	1.44
The Gorman-Rupp Company	23,495	728,412	762,413	1.00
TPI Composites, Inc.(2)	66,561	1,230,108	3,513,090	4.60
Xylem Inc.	28,698	1,394,457	2,921,169	3.83
Stericycle, Inc.(2)	11,396	801,145	790,085	1.04
Tetra Tech, Inc.	21,152	1,133,566	2,448,978	3.21
Verisk Analytics, Inc.	8,538	1,030,949	1,772,403	2.32
Industrials Totals:		9,717,273	17,738,776	23.24
Information Technology
FLIR Systems, Inc.	27,502	1,080,899	1,205,413	1.58
Itron, Inc.(2)	30,465	1,716,523	2,921,593	3.83
Trimble Inc(2)	42,419	1,619,550	2,832,317	3.71
Information Technology Totals		4,416,972	6,959,323	9.12
Real Estate
Hannon Armstrong Sustainable
Infrastructure Capital	42,024	1,068,182	2,665,582	3.49
Real Estate Totals:		1,068,182	2,665,582	3.49

See notes to financial statements. (Continued)

Rockefeller Climate Solutions Fund, L.P.
(A Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2020

	Shares	Cost	Fair Value	% of Partners’ Capital
Common Stock (cont'd) United States (cont'd)
Utilities
American Water Works Co., Inc.	11,539	964,372	1,770,890	2.32
Essential Utilities Inc	49,676	1,764,001	2,349,177	3.08
Utilities Totals:		2,728,373	4,120,067	5.40
United States Totals:		23,952,453	42,654,608	55.89
Total Common Stock:		47,420,526	77,224,964	101.18
Total Investments:		$ 47,420,526	$ 77,224,964	101.18

See notes to financial statements. (Concluded)

(1) Investment in restricted security whose value was determined using unobservervable input

(2) Non-income producing security

Rockefeller Climate Solutions Fund, L.P.
(A Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2020

1.ORGANIZATION

Rockefeller Climate Solutions Fund, L.P. (the “Partnership”), a Delaware limited partnership, was established on March 21, 2012 and commenced operations on June 1, 2012. On January 2, 2020, the Partnership’s name was changed from the Rockefeller Ocean Fund, L.P. to Rockefeller Climate Solutions Fund, L.P. The Partnership will continue until disposition of the Partnership’s last portfolio investment and final distribution of all assets and satisfaction of all liabilities of the Partnership unless certain events occur as specified in the Agreement of Limited Partnership (the “Partnership Agreement”). The Partnership may invest in such projects or enterprises, without limitation, as Rockefeller & Co., LLC (the “General Partner”) shall determine. On March 1, 2018, Rockefeller Financial Services, Inc. (“RFS”), the parent company of the General Partner, merged with entities controlled by an investment fund affiliated with Viking Global Investors LP (“Viking”), pursuant to which Rockefeller Capital Management L.P., a new holding company controlled by Viking, acquired RFS and its subsidiary, the General Partner. The General Partner serves as the investment adviser to the Partnership and as such, has overall responsibility for managing all of the Partnership’s investment assets. The Partnership’s investment objective is to seek long-term growth of the Partnership’s capital principally through equity investments in global companies across the market capitalization spectrum focusing on climate change mitigation or adaptation products and services. The General Partner will seek to construct a portfolio of companies where the potential growth in revenue and earnings can be bought at an attractive price relative to their growth rate and to their peer group.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and are stated in United States dollars. The following is a summary of the significant accounting and reporting policies used in preparing the financial statements. The Partnership is an investment company in accordance with Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies, which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Cash and Cash Equivalents

The Partnership considers short-term, highly liquid investments with original maturities of three months or less from the date of purchase to be cash equivalents. At December 31, 2020, cash equivalents consist of a short-term investment in a money market fund. The Partnership has not experienced any losses and does not believe it is exposed to any significant credit risk on such money market fund. The investment in the money market fund represents a Level I investment within the fair value hierarchy as defined in Note 7 to the financial statements. There was a cash on deposit balance of $11,421 at December 31, 2020.

Investment Transactions and Valuation of Investments

Purchases and sales of investments are recorded on a trade date basis. Realized gains and losses from investments are determined using the specific identification method.

Investments in securities traded on any recognized US or non-US exchange (or reported on the NASDAQ national market) are stated at the closing price on the day of valuation or, if no trades occurred on such day, at the mean of the “bid” and “ask” price at the close of business on such day. In the absence of readily ascertainable market values, the fair value has been determined by the General Partner, based on its own due diligence and investment monitoring procedures. The General Partner shall estimate the fair value of securities in good faith and in a manner that it deems most appropriate. Factors considered by the General Partner in determining fair value include the type of investment, subsequent purchases of the same or similar investments by the Fund or other investors and such other factors as may be deemed relevant by a market participant.

Income and Expense Recognition

Expenses are recorded on an accrual basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex- dividend date may have passed are recorded as soon as the Partnership has determined the ex- dividend date.

Currency Translations

All assets and liabilities denominated in foreign currencies are translated into United States dollars using the exchange rate at the date of valuation. Purchases and sales of investments, income, and expenses denominated in foreign currencies are translated into United States dollars at exchange rates prevailing on the respective dates of such transactions.

The Partnership does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the fair values of investments held or sold. Such fluctuations are included in net change in unrealized appreciation or depreciation from investments or net realized gain or loss from investments in the Statement of Operations.

Gains and losses in the fair values of assets and liabilities, other than investments resulting from changes in exchange rates are recorded as net change in unrealized appreciation or depreciation from translation of assets and liabilities in foreign currencies. Gains and losses on settled transactions arising from foreign currency are included in net realized gain or loss from foreign currency transactions in the Statement of Operations.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Due to inherent uncertainty involved in making estimates, actual results could differ from those estimates, and those differences could be material.

Taxation

The Partnership is not subject to federal income taxes; all partners are individually liable for income taxes, if any, on their proportionate share of the Partnership’s net income.

The Partnership is required to determine whether a tax position of the Partnership is more likely than not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement, which could result in the Partnership recording a tax liability that would reduce net assets. The Partnership reviews and evaluates tax positions in its major jurisdictions and determines whether or not there are uncertain tax positions that require financial statement recognition. In addition, the Partnership recognizes any related penalties and interest as a component of income tax expense. Based on this review, the Partnership has determined the major tax jurisdictions as where the Partnership is organized and where the Partnership makes investments; however, no reserves for uncertain tax positions or related penalties or interest have been recorded for its open tax years. Taxes associated with foreign tax jurisdictions remain subject to examination based on varying statutes of limitations. As a result, no income tax liability or expense has been recorded in the accompanying financial statements. Withholding taxes on foreign securities have been provided for in accordance with the applicable country’s tax rules and rates.

3.PARTNERS’ CAPITAL

The Partnership offers two classes of Interests, Class A Interests (“Class A Interests”) and Founders’ Interests (“Founders’ Interests”). Founders’ Interests are generally offered to limited partners who invest in the Partnership’s initial closings or to limited partners who invest $10 million or more in the Partnership (or such lower amount as approved by the General Partner in its sole discretion). All other limited partners are generally offered Class A Interests. The Class A Interests and the Founders’ Interests have identical rights and obligations, except with respect to investment advisory fees, as described in Note 4.

The General Partner may (i) admit any person as a limited partner and (ii) permit any existing partners to make an additional contribution and determine the amount of such person’s contribution to the capital of the Partnership and the proportion of such contribution to be made in cash and in other property on the first business day of each calendar month. Subject to consent by the General Partner, any partner may withdraw, in whole or part, from the Partnership as of the last business day of each calendar month by delivering upon 5-business days’ written notice. The General Partner may, at its discretion, waive the required written notice and/or the 5-business days’ prior notice period.

At the end of each accounting period, as defined in the Partnership Agreement, which is generally monthly, the Partnership values all investments held and computes the change in unrealized appreciation or depreciation on investments since the previous valuation. This unrealized gain or loss, as well as net investment income or loss and realized gains or losses from investments and foreign currency transactions, are allocated to the partners’ accounts based upon each partner’s share of total capital at the beginning of the accounting period. Distributions, when made, are remitted to the partners based on their share of total capital as of the distribution date.

4.RELATED PARTY TRANSACTIONS

Investment advisory fees of $365,569 for the year ended December 31, 2020, were paid monthly in advance to the General Partner for investment advisory services based on an annual rate of 1.00% (0.083% per month) of the Partnership net asset values at the close of business on the first business day of each calendar month with respect to Class A Interests, and an annual rate of 0.75% (0.0625% per month) of the Partnership net asset values at the close of business on the first business day of each calendar month with respect to Founders’ Interests.

The Partnership also pays the General Partner and/or its affiliates an Administration Fee for accounting and administrative services payable monthly in advance at an annual rate of 0.14% of the Partnership net asset values at the close of the business on the first business day of each calendar month. Administration Fees of $62,503 incurred for the year ended December 31, 2020 are included in Professional Fees on the Statement of Operations.

At December 31, 2020, capital balances of limited partners who are affiliates of the General Partner totaled $10,092,802.

5.INVESTMENT RISK FACTORS AND CONCENTRATION OF INVESTMENTS

An investment in the Partnership is subject to considerable risks, many of which are described in the Partnership’s Confidential Private Placement Memorandum. Certain events particular to each company or industry in which the Partnership invests, as well as general economic and political conditions, may have a significant negative impact on the operations and profitability of the Partnership’s investments. There may also be risk associated with the concentration of investments in one geographic region or in a certain industry.

In addition, the Partnership’s investment activities are also subject to other types of risks, including, but not limited to, the following:

Market Risk – The Partnership invests in various investment securities. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the net asset value of the Partnership and the amounts reported in the Partnership’s financial statements.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Partnership’s investments. The extent of the impact to the financial performance of Partnerships’ investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of Partnerships’ investments is impacted because of these factors for an extended period, the Partnerships’ investment results may be adversely affected.

Credit and Counterparty Risk – The Partnership’s investments expose it to credit and counterparty risk, which is the risk that a counterparty to a financial instrument or unsettled or open transactions will cause a financial loss to the other party by failing to discharge an obligation. Financial assets, which potentially expose the Partnership to credit risk, consist principally of cash due from counterparties and investments. The risk of default is considered minimal, as delivery of securities sold is only made once confirmation of payment has been received, payment is released on a purchase only once the securities have been delivered, and the trade will fail if either party fails to meet its obligation. Additionally, the Partnership places its cash and cash equivalents with high credit quality institutions and minimizes its credit exposure through the use of formal credit policies and monitoring procedures. The extent of the Partnership’s exposure to credit and counterparty risks with respect to these financial assets approximates their carrying value.

Currency Risk – The Partnership invests in financial instruments and enters into transactions denominated in currencies other than the United States dollar, the Partnership’s functional currency. Consequently, the Partnership may be exposed to risks that the foreign exchange rate of an investment’s currency relative to the Partnership’s functional currency may change in a manner that has an adverse effect on the value of that portion of Partnership’s assets or liabilities denominated in currencies other than the functional currency. Management monitors the foreign currency positions and they are periodically reviewed by the General Partner.

Foreign Markets Risks – The Partnership invests in securities of foreign companies, which involve special risks and considerations not typically associated with investing in United States companies. Investments in these foreign companies involve risks, including, but not limited to, adverse political, social, and economic developments in other countries, as well as risks resulting from the differences between the regulations to which issuers and markets are subject in different countries. These risks may include expropriation of assets, confiscatory taxations, withholding taxes on dividends and interest paid on Partnership investments, currency exchange controls, and other limitations on the use or transfer of Partnership assets and political or social instability. Moreover, securities of foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

Concentration Risk – The majority of the Partnership is owned by one limited partner, and as a consequence, the Partnership may be adversely affected if this limited partner withdraws from the Partnership.

6.FINANCIAL HIGHLIGHTS

The following represents the financial highlights of the limited partners of the Partnership for the year ended December 31, 2020:

Founders' Interests

Total return	35.05%
Ratio to weighted average limited partners’ capital: Net investment income	0.09%
Expenses	0.98%
Class A Interests Total return	34.78%
Ratio to weighted average limited partners’ capital: Net investment loss	(0.20)%
Expenses	1.12%

Total return is calculated as the change in total limited partners’ capital adjusted for any contributions, withdrawals, and distributions during the year. An individual limited partner’s return may vary from the total return based on the timing of capital transactions. The above ratios are computed based upon the weighted average limited partners’ capital measured monthly based on timing of capital transactions. The computation of net investment income and expense ratios assessed to an individual limited partner’s capital may vary from these ratios based on the timing of capital transactions.

7.INVESTMENTS AND FAIR VALUE MEASUREMENTS

Investments are reflected on the Statement of Financial Condition at fair value with changes in unrealized gains and losses resulting from changes in fair value included in net change in unrealized appreciation or depreciation on investments in the Statement of Operations in accordance with authoritative guidance on fair value measurements and disclosures under GAAP. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (i.e., the exit price). In accordance with GAAP, the Partnership discloses the fair value of its investments in a hierarchy, which prioritizes and ranks the level of market price observability used in measuring investments at fair value.

Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment, and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily-available actively quoted prices or for which fair value can be measured from actively-quoted prices in an orderly market will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following categories based on inputs:

Level I – Unadjusted quoted prices in active markets for identical assets or liabilities that the Partnership has the ability to access. The type of investments that would generally be included in Level I include listed equity securities and listed derivatives. The Partnership, to the extent that it holds such investments, does not adjust the quoted price for these investments, even in situations where the Partnership holds a large position and a sale could reasonably impact the quoted price.

Level II – Observable inputs other than quoted prices included in Level I that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data. The types of investments that would generally be included in this category include publicly traded securities with restrictions on disposition.

Level III – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Partnership’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. The types of investments that would generally be included in this category include debt and equity securities issued by private entities.

The following table summarizes the classification of cash equivalents and investments in the various levels of the fair value hierarchy as per ASC 820 as of December 31, 2020:

	Total	Level I	Level II	Level III
Cash equivalents	$ 1,499,237	$ 1,499,237	—	—
Common stock	77,224,964	77,157,707	—	67,257

Total	$78,724,201	$78,656,944	—	$67,257

The changes in investments measured at fair value for which the Fund has used Level III inputs to determine fair value are as follows:

	Common Stock	Total
Balance at January 1, 2020	$ 86,255	$ 86,255
Distributions	-	-
Transfer in/(out) of Level III	-	-
Realized Gain/(Loss)	-	-
Change in unrealized depreciation	(18,998)	(18,998)
Balance at December 31, 2020	$ 67,257	$ 67,257
Net change in unrealized depreciation included in earnings related to investments still held at
December 31, 2020	$ (18,998)	$ (18,998)

The Partnership’s investment in the common stock of Sound Global Ltd (“Sound Global”) has been classified as a Level III investment. Sound Global, an entity that provides waste and wastewater treatment solutions in the People’s Republic of China and internationally, temporarily suspended the trading of its securities during 2016, and its securities were not traded on any exchange as of December 31, 2020. The fair value of the Partnership’s investment in Sound Global as of December 31, 2020 was determined by the General Partner using the methodology described in Note 2.

There were no transfers between Level I, Level II, and Level III during the year ended December 31, 2020.

8.COMMITMENTS AND CONTINGENCIES

The Partnership enters into contracts that contain indemnification obligations. The Partnership is not aware of any such obligations that have a material impact on the Partnership and expects the risk of significant loss under these obligations to be remote. In addition, the Partnership is not aware of any legal matters that are believed to be material to the Partnership as of December 31, 2020.

9.SUBSEQUENT EVENTS

Management has reviewed and evaluated all significant events and transactions that occurred after December 31, 2020 through July 7, 2021, the date that these financial statements were available to be issued.

The Partnership had contributions from the partners of $19,833,490 and distributions to partners for
$6,063,865 subsequent to December 31, 2020.

On May 14, 2021, the Partnership notified Limited Partners of its intention to convert into a publicly offered mutual fund registered under the Investment Company Act of 1940, as amended (the “Conversion”). Subsequent to receiving limited consent to the Conversion in June 2021, the Partnership and Rockefeller Climate Solutions Fund, a series of Trust for Professional Managers, a registered investment company and a Delaware statutory trust (the “Mutual Fund”), entered into an Agreement and Plan of Conversion, dated July 2, 2021, intended to accomplish the conversion of the Partnership into the Mutual Fund. The Conversion will consist of: (a) the transfer of all of the assets of the Partnership to the Mutual Fund (which is being established for the purpose of acquiring such assets and converting the Partnership into a series of a registered investment company) in exchange solely for Institutional Shares of the Mutual Fund, $0.01 par value (the “Mutual Fund Shares”); (b) the distribution of all of the Mutual Fund Shares pro rata to the Limited Partners of the Partnership in redemption of all of their outstanding limited partnership interests; and (c) the liquidation and dissolution of the Partnership. The Conversion is subject to regulatory approval and expected to be effected on or about July 9, 2021 or such other date as agreed upon by the Partnership and the Mutual Fund.

* * * * * *

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APPENDIX B - RATINGS DEFINITIONS

S & P Global Ratings Issue Credit Rating Definitions

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

SD and D
An obligor is rated 'SD' (selective default) or 'D' if S&P Global Ratings considers there to be a default on one or more of its financial obligations, whether long- or short-term, including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms. A 'D' rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when S&P Global Ratings believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A rating on an obligor is lowered to 'D' or 'SD' if it is conducting a distressed debt restructuring.

SPUR (S&P Underlying Rating)
A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.

Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

The analyses, including ratings, of S&P Global Ratings and its affiliates (together, S&P Global Ratings) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P Global Ratings assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P Global Ratings’ opinions and analyses do not address the suitability of any security. S&P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such. While S&P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

1. Federal deposit insurance limit: ‘L’ qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

2. Principal: ‘p’ qualifier
This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

3. Preliminary ratings: ‘prelim’ qualifier
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
•Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).
•Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.
•Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.
•A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.
4. Termination structures: ‘t’ qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

5. Counterparty instrument rating: ‘cir’ qualifier
This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

1. Contingent upon final documentation: ‘*’ inactive qualifier
This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

2. Termination of obligation to tender: ‘c’ inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

3. U.S. direct government securities: ‘G’ inactive qualifier
The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

4. Public information ratings: ‘pi’ qualifier
This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

5. Provisional ratings: ‘pr’ inactive qualifier
The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

6. Quantitative analysis of public information: ‘q’ inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

7. Extraordinary risks: ‘r’ inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers

1. Unsolicited: ‘unsolicited’ and ‘u’ identifier
The ‘u’ identifier and ‘unsolicited’ designation are assigned to credit ratings initiated by parties other than the issuer or its agents, including those initiated by S&P Global Ratings.

2. Structured finance: ‘sf’ identifier
The ‘sf’ identifier shall be assigned to ratings on "structured finance instruments" when required to comply with applicable law or regulatory requirement or when S&P Global Ratings believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness. For detailed information on the instruments assigned the ‘sf’ identifier, please see "VII. APPENDIX: Types of Instruments Carrying The ‘sf’ Identifier”

Local Currency and Foreign Currency Ratings
S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Credit Rating Definitions

Purpose
Since John Moody devised the first bond ratings more than a century ago, Moody’s rating systems have evolved in response to the increasing depth and breadth of the global capital markets. Much of the innovation in Moody’s rating system is a response to market needs for clarity around the components of credit risk or to demand for finer distinctions in rating classifications.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issues by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

SHORT-TERM VS. LONG-TERM RATINGS

Fitch’s National Credit Ratings

National scale ratings are an opinion of creditworthiness relative to the universe of issuers and issues within a single country. They are most commonly used in emerging market countries with sub- or low investment grade sovereign ratings on the international scale.

As creditworthiness can be expressed across the full range of the scale, a national scale can enable greater rating differentiation within a market than the international scale, particularity in highly speculative grade countries where ratings tend to cluster around the often low sovereign rating due to higher risks associated with a more volatile operating environment.

A "+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

National scale ratings are assigned on the basis that the “best credits or issuers” in the country are rated ‘AAA’ on the national scale. National Ratings are then assessed using the full range of the national scale based on a comparative analysis of issuers rated under the same national scale to establish a relative ranking of credit worthiness.

At any given point in time, there is a certain relationship between National and International Ratings but there is not a precise translation between the scales. Fitch monitors the ratings relationship of issuers rated on both the international and national scales to ensure the consistency of rating relativities across scales. In other words, if issuer “X” is rated higher than issuer “Y” on one scale, issuer “X” cannot be rated lower than issuer “Y” on the other scale.

National Ratings for local issuers exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.

In certain countries, regulators have established credit rating scales to be used within their domestic markets using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Fitch maintains internal mapping tables that document the current relationship between the National and International Local Currency Ratings in each jurisdiction where we maintain a National Rating scale in order to serve as a tool for analysts. Where our National rating coverage exceeds a minimum threshold and there is external demand, these mappings will be published on this site. Presently, publicly available mappings can be accessed here. Fitch currently publishes the mapping tables for Brazil and South Africa.

Limitations of the National Rating Scale

Specific limitations relevant to National Rating scale include:

•National scale ratings are only available in selected countries.

•National scale ratings are only directly comparable with other national ratings in the same country. There is a certain correlation between national and global ratings but there is not a precise translation between the scales. The implied vulnerability to default of a given national scale rating will vary over time.
•The value of default studies for National Ratings is limited. Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time. As a result, a default study using only National Ratings may not give an accurate picture of the historical relationship between ratings and default risk. Users should exercise caution in making inferences relating to the relative vulnerability to default of national scale ratings using the historical default experience with International Ratings and mapping tables to link the National and International ratings. As with ratings on any scale, the future will not necessarily follow the past.
National Short-Term Credit Ratings

F1(xxx) Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx) Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

B(xxx) Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

C(xxx) Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

RD(xxx): Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx) Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Notes to Long-Term and Short-Term National Ratings:
The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

LONG-TERM RATINGS

S & P Global Ratings Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S & P Global Ratings analysis of the following considerations:

•Likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•Nature of and provisions of the obligation and the promise we impute; and
•Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
An issue rating is an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issuer Credit Ratings

AAA
An obligation rated ‘AAA’ has the highest rating assigned by S & P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S & P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on pages B-2 and B-3.

Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings
Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Fitch’s National Long-Term Credit Ratings

AAA(xxx) ‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.

AA(xxx) ‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country or monetary union. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx) ‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country or monetary union.

BBB(xxx) ‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country or monetary union.

BB(xxx) ‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country or monetary union.

B(xxx) ‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country or monetary union.

CCC(xxx) ‘CCC’ National Ratings denote very high default risk relative to other issuers or obligations in the same country or monetary union.

CC(xxx) ‘CC’ National Ratings denote default risk is among the highest relative to other issuers or obligations in the same country or monetary union.

C(xxx) A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.    the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b.    the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;
c.    the formal announcement by the issuer or their agent of a distressed debt exchange; and
d.    a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent
RD(xxx): Restricted default.
‘RD’ ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.    the selective payment default on a specific class or currency of debt;

b.    the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c.    the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or
d.    execution of a distressed debt exchange on one or more material financial obligations.

D(xxx) ‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

MUNICIPAL NOTE RATINGS

S & P Global Ratings Municipal Short-Term Note Ratings Definitions

An S & P Global Ratings U.S. municipal note rating reflects S & P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S & P Global Ratings analysis will review the following considerations:

•Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

D
'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions

See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on page B-2.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings

We use the global short-term Prime rating scale for commercial paper issued by US Municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations we use one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

We use the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, we use the MIG scale for bond anticipation notes with maturities of up to five years.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard Linkage Between the Long-Term and MIG Short-Term Rating Scale

The following table indicates the municipal long-term ratings consistent with different MIG short-term ratings.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. Please see our methodology that discusses demand obligations with conditional liquidity support.

We typically assign the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

* For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.

VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.

US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*For SBPA-backed VRDBs, The rating transitions are higher to allow for distance to downgrade to below investment grade due to the presence of automatic termination events in the SBPAs.

Reviewed March 31, 2021

TRUST FOR PROFESSIONAL MANAGERS
PART C

ROCKEFELLER CLIMATE SOLUTIONS FUND

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and are incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)		(i)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 645 to its Registration Statement on Form N-1A with the SEC on March 27, 2018, and is incorporated by reference.

		(ii)	First Amendment to the Investment Advisory Agreement — Filed Herewith
(e)		(i)
Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

(ii)
Form of Novation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 725 to its Registration Statement on From N-1A with the SEC on March 27, 2020, and is incorporated by reference.

		(iii)	First Amendment to Distribution Agreement — Filed Herewith
(f)			Bonus or Profit Sharing Contracts - Not Applicable.
(g)		(i)
Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

		(ii)	First Amendment to the Custody Agreement — Filed Herewith
(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

(ii)
Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 645 to its Registration Statement on Form N-1A with the SEC on March 27, 2018, and is incorporated by reference.

		(iii)	Second Amendment to the Fund Administration Servicing Agreement — Filed Herewith
	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

		(ii)	First Amendment to the Transfer Agent Servicing Agreement — Filed Herewith
	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

		(ii)	First Amendment to the Fund Accounting Servicing Agreement — Filed Herewith
1

(4)
Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 756 to its Registration Statement on Form N-1A with the SEC on February 12, 2021, and is incorporated by reference.

	(5)	(i)
Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 645 to its Registration Statement on Form N-1A with the SEC on March 27, 2018, and is incorporated by reference.

		(ii)	First Amendment to the Operating Expense Limitation Agreement — Filed Herewith
(i)			Legal Opinions.
(1)
Opinion and Consent of Counsel (Rockefeller Equity Allocation Fund (f/k/a Rockefeller Select Equity Fund), Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund) was previously filed with Registrant’s Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A with the SEC on December 20, 2013, and is incorporated by reference.

	(2)		Opinion and Consent of Counsel (Rockefeller Climate Solutions Fund) — Filed Herewith
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm of the Predecessor Fund — Filed Herewith
(k)			Omitted Financial Statements - Not Applicable.
(l)
Agreement Relating to Initial Capital was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)			Rule 12b-1 Plan — Filed Herewith
(n)			Amended and Restated Rule 18f-3 Plan Multiple Class Plan — Filed Herewith
(o)			Reserved.
(p)			Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 672 to its Registration Statement on Form N-1A with the SEC on December 19, 2018, and is incorporated by reference.

(2)
Code of Ethics for the Funds was previously filed with Registrant’s Post-Effective Amendment No. 683 to its Registration Statement on Form N-1A with the SEC on March 27, 2019, and is incorporated by reference.

	(3)		Code of Ethics for Principal Underwriter — Not Applicable per Rule 17j-1(c)(3).

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

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Item 31.    Business and Other Connections of Investment Adviser

Rockefeller & Co. LLC (the “Adviser”) serves as the investment adviser for the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, Rockefeller Intermediate Tax Exempt New York Bond Fund, and the Rockefeller Climate Solutions Fund (the “Funds”). The principal business address of the Adviser is 45 Rockefeller Plaza, Fifth Floor, New York, New York 10111. With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) currently on file with the Securities and Exchange Commission (“SEC”). The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.    Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
2.American Trust Allegiance Fund, Series of Advisors Series Trust
3.Capital Advisors Growth Fund, Series of Advisors Series Trust
4.Chase Growth Fund, Series of Advisors Series Trust
5.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
6.Edgar Lomax Value Fund, Series of Advisors Series Trust
7.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
10.Huber Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Mid Cap Value Fund, Series of Advisors Series Trust
13.Huber Small Cap Value Fund, Series of Advisors Series Trust
14.Logan Capital International Fund, Series of Advisors Series Trust
15.Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
16.Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
17.Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
18.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
19.PIA BBB Bond Fund, Series of Advisors Series Trust
20.PIA High Yield Fund, Series of Advisors Series Trust
21.PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
22.PIA MBS Bond Fund, Series of Advisors Series Trust
23.PIA Short-Term Securities Fund, Series of Advisors Series Trust
24.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
25.Poplar Forest Partners Fund, Series of Advisors Series Trust
26.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
27.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
28.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
31.Scharf Fund, Series of Advisors Series Trust
32.Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Semper MBS Total Return Fund, Series of Advisors Series Trust
35.Semper Short Duration Fund, Series of Advisors Series Trust
36.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
37.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
38.The Aegis Funds
39.Allied Asset Advisors Funds
40.Alpha Architect ETF Trust
41.Angel Oak Funds Trust
42.Barrett Opportunity Fund, Inc.
43.Bridges Investment Fund, Inc.
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44.Brookfield Investment Funds
45.Buffalo Funds
46.Cushingâ Mutual Funds Trust
47.DoubleLine Funds Trust
48.Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
49.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
51.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
53.The Acquirers Fund, Series of ETF Series Solutions
54.AI Powered International Equity ETF, Series of ETF Series Solutions
55.AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
56.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
57.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
58.Aptus Defined Risk ETF, Series of ETF Series Solutions
59.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
60.Blue Horizon BNE ETF, Series of ETF Series Solutions
61.CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
62.Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
63.ClearShares OCIO ETF, Series of ETF Series Solutions
64.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
65.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
66.Deep Value ETF, Series of ETF Series Solutions
67.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.Hoya Capital Housing ETF, Series of ETF Series Solutions
70.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
71.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
72.LHA Market State US Tactical ETF, Series of ETF Series Solutions
73.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
74.Loncar China BioPharma ETF, Series of ETF Series Solutions
75.Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions
76.Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
77.Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
78.Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
79.Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
80.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
81.Opus Small Cap Value ETF, Series of ETF Series Solutions
82.Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
83.US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
84.US Global JETS ETF, Series of ETF Series Solutions
85.US Vegan Climate ETF, Series of ETF Series Solutions
86.Volshares Large Cap ETF, Series of ETF Series Solutions
87.First American Funds, Inc.
88.FundX Investment Trust
89.The Glenmede Fund, Inc.
90.The Glenmede Portfolios
91.The GoodHaven Funds Trust
92.Greenspring Fund, Incorporated
93.Harding, Loevner Funds, Inc.
94.Hennessy Funds Trust
95.Horizon Funds
96.Hotchkis & Wiley Funds
97.Intrepid Capital Management Funds Trust
98.Jacob Funds Inc.
99.The Jensen Quality Growth Fund Inc.
100.Kirr, Marbach Partners Funds, Inc.
101.AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
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102.Core Alternative ETF, Series of Listed Funds Trust
103.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
104.LKCM Funds
105.LoCorr Investment Trust
106.Lord Asset Management Trust
107.MainGate Trust
108.ATAC Rotation Fund, Series of Managed Portfolio Series
109.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
110.Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
111.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
112.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
113.Great Lakes Bond Fund, Series of Managed Portfolio Series
114.Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
115.Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
116.Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
117.Jackson Square Global Growth Fund, Series of Managed Portfolio Series
118.Jackson Square International Growth Fund, Series of Managed Portfolio Series
119.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
120.Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series
121.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
122.LK Balanced Fund, Series of Managed Portfolio Series
123.Muhlenkamp Fund, Series of Managed Portfolio Series
124.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
125.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
126.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
127.Port Street Quality Growth Fund, Series of Managed Portfolio Series
128.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
129.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
130.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
131.TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
132.Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
133.Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
134.Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
135.Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
136.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
137.Argent Small Cap Fund, Series of Manager Directed Portfolios
138.Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
139.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
140.iM DBi Hedge Strategy ETF, Series of Manager Directed Portfolios
141.iM DBi Managed Futures Strategy ETF, Series of Manager Directed Portfolios
142.iM Dolan McEniry Corporate Bond Fund, Series of Manager Directed Portfolios
143.Pemberwick Fund, Series of Manager Directed Portfolios
144.Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
145.Matrix Advisors Funds Trust
146.Matrix Advisors Value Fund, Inc.
147.Monetta Trust
148.Nicholas Equity Income Fund, Inc.
149.Nicholas Fund, Inc.
150.Nicholas II, Inc.
151.Nicholas Limited Edition, Inc.
152.Permanent Portfolio Family of Funds
153.Perritt Funds, Inc.
154.Procure ETF Trust II
155.Professionally Managed Portfolios
156.Prospector Funds, Inc.
157.Provident Mutual Funds, Inc.
158.RBC Funds Trust
159.Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc.
160.Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.
161.Adara Smaller Companies Fund, Series of RBB Fund, Inc.
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162.Aquarius International Fund, Series of RBB Fund, Inc.
163.Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.
164.Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.
165.Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.
166.Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.
167.Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.
168.Boston Partners Global Equity Fund, Series of RBB Fund, Inc.
169.Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.
170.Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.
171.Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.
172.Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.
173.Campbell Advantage Fund, Series of RBB Fund, Inc.
174.Campbell Systematic Macro Fund, Series of RBB Fund, Inc.
175.MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.
176.Motley Fool 100 Index ETF, Series of RBB Fund, Inc.
177.Orinda Income Opportunities Fund, Series of RBB Fund, Inc.
178.SGI Conservative Fund, Series of RBB Fund, Inc.
179.SGI Global Equity Fund, Series of RBB Fund, Inc.
180.SGI Peak Growth Fund, Series of RBB Fund, Inc.
181.SGI Prudent Growth Fund, Series of RBB Fund, Inc.
182.SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.
183.SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.
184.SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.
185.WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.
186.Series Portfolios Trust
187.Thompson IM Funds, Inc.
188.TrimTabs ETF Trust
189.Trust for Advised Portfolios
190.Barrett Growth Fund, Series of Trust for Professional Managers
191.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
192.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
193.Convergence Long/Short Equity Fund, Series of Trust for Professional Managers
194.Convergence Market Neutral Fund, Series of Trust for Professional Managers
195.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
196.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
197.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
198.Jensen Quality Value Fund, Series of Trust for Professional Managers
199.Marketfield Fund, Series of Trust for Professional Managers
200.Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
201.Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
202.Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
203.Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
204.Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
205.Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
206.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
207.USQ Core Real Estate Fund
208.Wall Street EWM Funds Trust
209.Wisconsin Capital Funds, Inc.

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Quasar
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President
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Name	Address	Position with Quasar
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer- Distribution Services
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer- Dealer Clearing Services
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary

(c)    Not applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, at maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Rockefeller & Co. LLC 45 Rockefeller Plaza, Fifth Floor New York, New York 10111
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202

Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 779 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 779 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 20th day of July, 2021.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 779 to the Registrant’s Registration Statement has been signed below on July 20, 2021, by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By:    /s/ John P. Buckel
    John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 756 to its Registration Statement on Form N-1A with the SEC on February 12, 2021, and is incorporated by reference.

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